UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Explanatory Note:

Enclosed for filing you will find an amended Form N-CSR of the registrant’s original Form N-CSR filing of the June 30, 2026 reporting period. The purpose of this amended filing is to update Item 7 to include the Annual Financial Statements and Additional Information of AB Select US Long/Short Portfolio that was inadvertently omitted. Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update or change any other items or disclosure found in the Form N-CSR.

ITEM 1. REPORTS TO STOCKHOLDERS.

Class Z: ABMVX

June 30, 2026

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Fund Information

AB Mid Cap Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell Midcap Value Index (the “benchmark”), before sales charges. The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Selection within energy, industrials, consumer staples and materials were the primary contributors to performance. Conversely, selection within health care and real estate detracted. Sector allocation had a modest negative impact on performance, as an underweight to technology and overweights to industrials and health care detracted from results. These effects were partially offset by favorable positioning within communication services, financials and consumer discretionary. The Fund’s performance reflected the impact of management decisions across various sectors, which had both negative and positive influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within energy, industrials and consumer staples, along with sector allocation within communication services and financials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within health care and real estate, along with sector allocation within technology and industrials, were the primary detractors from performance.

Class Z: ABMVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index	Russell Midcap Value Index
04/24	$10,000	$10,000	$10,000
11/24	$11,360	$11,888	$11,699
11/25	$11,800	$13,671	$12,034
06/26	$14,167	$15,076	$14,158

Average Annual Total Returns

Table Summary
AATR	1 Year	Since Inception 4/30/24
Class Z	28.32%	17.41%
S&P 500 Index	22.33%	20.83%
Russell Midcap Value Index	26.62%	17.38%

The 7-month total return for the share class was 20.05%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell Midcap Value Index was 17.65%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-mid-cap-value-portfolio.Z.01877E149.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,833,131
# of Portfolio Holdings	58
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$0Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class Z: ABMVX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
TD SYNNEX Corp.	$94,104	3.3%
Ameren Corp.	$87,606	3.1%
Everest Group Ltd.	$83,235	2.9%
Reliance, Inc.	$82,566	2.9%
Alliant Energy Corp.	$81,859	2.9%
United Rentals, Inc.	$77,037	2.7%
TechnipFMC PLC	$75,648	2.7%
Dollar Tree, Inc.	$74,142	2.6%
PACCAR, Inc.	$73,754	2.6%
Medline, Inc. - Class A	$72,648	2.6%
Total	$802,599	28.3%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	20.7%
Financials	14.7%
Health Care	11.5%
Information Technology	10.3%
Consumer Discretionary	9.1%
Materials	8.2%
Real Estate	7.9%
Energy	6.3%
Utilities	6.0%
Consumer Staples	5.5%
Short-Term Investments	0.7%
Other assets less liabilities	-0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABMVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIDV-Z-0153-0626

Class Z: ABMVX

3

Advisor Class: ASYLX

June 30, 2026

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$167	1.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Advisor Class: ASYLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,799	$11,790
06/18	$11,921	$13,484
06/19	$12,665	$14,889
06/20	$13,079	$16,006
06/21	$16,371	$22,536
06/22	$15,677	$20,144
06/23	$16,694	$24,091
06/24	$19,426	$30,006
06/25	$21,461	$34,556
06/26	$23,665	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	10.27%	7.65%	9.00%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-select-us-long-short-portfolio.Advisor.01878T202.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Advisor Class: ASYLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Advisor Class: ASYLX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASYLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-ADV-0153-0626

Advisor Class: ASYLX

4

Class A: ASLAX

June 30, 2026

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$193	1.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class A: ASLAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,572	$10,000
06/17	$10,311	$11,790
06/18	$11,353	$13,484
06/19	$12,026	$14,889
06/20	$12,399	$16,006
06/21	$15,475	$22,536
06/22	$14,780	$20,144
06/23	$15,697	$24,091
06/24	$18,226	$30,006
06/25	$20,079	$34,556
06/26	$22,080	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.97%	7.37%	8.72%
Class A (with sales charges)	5.30%	6.44%	8.24%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-select-us-long-short-portfolio.A.01878T103.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Class A: ASLAX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Class A: ASLAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASLAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-A-0153-0626

Class A: ASLAX

4

Class C: ASCLX

June 30, 2026

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.58%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class C: ASCLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,694	$11,790
06/18	$11,694	$13,484
06/19	$12,291	$14,889
06/20	$12,568	$16,006
06/21	$15,573	$22,536
06/22	$14,766	$20,144
06/23	$15,576	$24,091
06/24	$17,932	$30,006
06/25	$19,619	$34,556
06/26	$21,412	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.14%	6.57%	7.91%
Class C (with sales charges)	8.18%	6.57%	7.91%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-select-us-long-short-portfolio.C.01878T301.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Class C: ASCLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Class C: ASCLX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASCLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-C-0153-0626

Class C: ASCLX

4

Class I: ASILX

June 30, 2026

SCAN ME

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.53%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class I: ASILX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,807	$11,790
06/18	$11,938	$13,484
06/19	$12,680	$14,889
06/20	$13,108	$16,006
06/21	$16,407	$22,536
06/22	$15,715	$20,144
06/23	$16,743	$24,091
06/24	$19,484	$30,006
06/25	$21,539	$34,556
06/26	$23,752	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	10.27%	7.68%	9.04%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/alternatives/ab-select-us-long-short-portfolio.I.01878T400.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Class I: ASILX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Class I: ASILX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASILX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-I-0153-0626

Class I: ASILX

4

Advisor Class: QUAYX

June 30, 2026

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Fund Information

AB Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$94	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the 11-month period, favorable security selection within technology, health care and materials was the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within consumer discretionary, industrials, financials and energy was the primary detractors from performance.

Advisor Class: QUAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,855	$11,790	$12,440
06/18	$17,460	$13,484	$15,160
06/19	$19,310	$14,889	$15,086
06/20	$22,319	$16,006	$15,610
06/21	$33,529	$22,536	$23,628
06/22	$20,800	$20,144	$15,729
06/23	$24,147	$24,091	$18,644
06/24	$26,152	$30,006	$20,347
06/25	$28,632	$34,556	$22,326
06/26	$38,596	$42,271	$30,976

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.80%	2.86%	14.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

The 11-month total return for the share class was 33.46%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2000 Growth Index was 36.42%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-growth-portfolio.Advisor.01877E503.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Advisor Class: QUAYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCG-ADV-0153-0626

Advisor Class: QUAYX

3

Class A: QUASX

June 30, 2026

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Fund Information

AB Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUASX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the 11-month period, favorable security selection within technology, health care and materials was the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within consumer discretionary, industrials, financials and energy was the primary detractors from performance.

Class A: QUASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
06/16	$9,574	$10,000	$10,000
06/17	$12,280	$11,790	$12,440
06/18	$16,635	$13,484	$15,160
06/19	$18,352	$14,889	$15,086
06/20	$21,158	$16,006	$15,610
06/21	$31,704	$22,536	$23,628
06/22	$19,617	$20,144	$15,729
06/23	$22,717	$24,091	$18,644
06/24	$24,544	$30,006	$20,347
06/25	$26,806	$34,556	$22,326
06/26	$36,045	$42,271	$30,976

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	34.46%	2.60%	14.18%
Class A (with sales charges)	28.74%	1.71%	13.68%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

The 11-month total return for the share class (without sales charges) was 33.15%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2000 Growth Index was 36.42%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-growth-portfolio.A.01877E107.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class A: QUASX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCG-A-0153-0626

Class A: QUASX

3

Class C: QUACX

June 30, 2026

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Fund Information

AB Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUACX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the 11-month period, favorable security selection within technology, health care and materials was the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within consumer discretionary, industrials, financials and energy was the primary detractors from performance.

Class C: QUACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,733	$11,790	$12,440
06/18	$17,120	$13,484	$15,160
06/19	$18,747	$14,889	$15,086
06/20	$21,451	$16,006	$15,610
06/21	$31,906	$22,536	$23,628
06/22	$19,596	$20,144	$15,729
06/23	$22,520	$24,091	$18,644
06/24	$24,145	$30,006	$20,347
06/25	$26,173	$34,556	$22,326
06/26	$34,931	$42,271	$30,976

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	33.46%	1.83%	13.32%
Class C (with sales charges)	32.46%	1.83%	13.32%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

The 11-month total return for the share class (without sales charges) was 32.20%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2000 Growth Index was 36.42%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-growth-portfolio.C.01877E404.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class C: QUACX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCG-C-0153-0626

Class C: QUACX

3

Class I: QUAIX

June 30, 2026

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Fund Information

AB Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the 11-month period, favorable security selection within technology, health care and materials was the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within consumer discretionary, industrials, financials and energy was the primary detractors from performance.

Class I: QUAIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,863	$11,790	$12,440
06/18	$17,468	$13,484	$15,160
06/19	$19,319	$14,889	$15,086
06/20	$22,329	$16,006	$15,610
06/21	$33,537	$22,536	$23,628
06/22	$20,811	$20,144	$15,729
06/23	$24,178	$24,091	$18,644
06/24	$26,189	$30,006	$20,347
06/25	$28,642	$34,556	$22,326
06/26	$38,607	$42,271	$30,976

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	34.80%	2.85%	14.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

The 11-month total return for the share class was 33.43%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2000 Growth Index was 36.42%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-growth-portfolio.I.01877E800.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class I: QUAIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCG-I-0153-0626

Class I: QUAIX

3

Class Z: QUAZX

June 30, 2026

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Fund Information

AB Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$83	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Highlights

Top contributors to performance:

  During the 11-month period, favorable security selection within technology, health care and materials was the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within consumer discretionary, industrials, financials and energy was the primary detractors from performance.

Class Z: QUAZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,877	$11,790	$12,440
06/18	$17,501	$13,484	$15,160
06/19	$19,373	$14,889	$15,086
06/20	$22,413	$16,006	$15,610
06/21	$33,695	$22,536	$23,628
06/22	$20,925	$20,144	$15,729
06/23	$24,324	$24,091	$18,644
06/24	$26,376	$30,006	$20,347
06/25	$28,874	$34,556	$22,326
06/26	$38,958	$42,271	$30,976

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	34.92%	2.95%	14.57%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

The 11-month total return for the share class was 33.56%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 2000 Growth Index was 36.42%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-growth-portfolio.Z.01878H802.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class Z: QUAZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/QUAZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCG-Z-0153-0626

Class Z: QUAZX

3

Advisor Class: SCYVX

June 30, 2026

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Fund Information

AB Small Cap Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Highlights

Top contributors to performance:

  During the seven-month period, favorable security selection within industrials, consumer discretionary, financials, energy and materials, along with overweights to technology, industrials and energy, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology and health care was the primary detractor from performance.

Advisor Class: SCYVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 2000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,357	$11,790	$12,486
06/18	$13,961	$13,484	$14,121
06/19	$12,934	$14,889	$13,241
06/20	$10,421	$16,006	$10,927
06/21	$18,475	$22,536	$18,934
06/22	$15,497	$20,144	$15,851
06/23	$16,130	$24,091	$16,803
06/24	$17,606	$30,006	$18,634
06/25	$18,447	$34,556	$19,666
06/26	$24,879	$42,271	$28,123

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.87%	6.13%	9.54%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

The 7-month total return for the share class was 28.23%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2000 Value Index was 23.22%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-value-portfolio.Advisor.01878T558.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Advisor Class: SCYVX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCYVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCV-ADV-0153-0626

Advisor Class: SCYVX

3

Class A: SCAVX

June 30, 2026

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Fund Information

AB Small Cap Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Highlights

Top contributors to performance:

  During the seven-month period, favorable security selection within industrials, consumer discretionary, financials, energy and materials, along with overweights to technology, industrials and energy, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology and health care was the primary detractor from performance.

Class A: SCAVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Value Index
06/16	$9,571	$10,000	$10,000
06/17	$11,798	$11,790	$12,486
06/18	$13,283	$13,484	$14,121
06/19	$12,278	$14,889	$13,241
06/20	$9,872	$16,006	$10,927
06/21	$17,460	$22,536	$18,934
06/22	$14,611	$20,144	$15,851
06/23	$15,162	$24,091	$16,803
06/24	$16,516	$30,006	$18,634
06/25	$17,254	$34,556	$19,666
06/26	$23,221	$42,271	$28,123

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	34.59%	5.87%	9.27%
Class A (with sales charges)	28.85%	4.96%	8.79%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

The 7-month total return for the share class (without sales charges) was 28.14%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2000 Value Index was 23.22%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-value-portfolio.A.01878T574.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class A: SCAVX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCAVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCV-A-0153-0626

Class A: SCAVX

3

Class C: SCCVX

June 30, 2026

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Fund Information

AB Small Cap Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Highlights

Top contributors to performance:

  During the seven-month period, favorable security selection within industrials, consumer discretionary, financials, energy and materials, along with overweights to technology, industrials and energy, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology and health care was the primary detractor from performance.

Class C: SCCVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,224	$11,790	$12,486
06/18	$13,672	$13,484	$14,121
06/19	$12,535	$14,889	$13,241
06/20	$9,996	$16,006	$10,927
06/21	$17,560	$22,536	$18,934
06/22	$14,602	$20,144	$15,851
06/23	$15,041	$24,091	$16,803
06/24	$16,256	$30,006	$18,634
06/25	$16,870	$34,556	$19,666
06/26	$22,519	$42,271	$28,123

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	33.48%	5.10%	8.46%
Class C (with sales charges)	32.48%	5.10%	8.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

The 7-month total return for the share class (without sales charges) was 27.52%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2000 Value Index was 23.22%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-small-cap-value-portfolio.C.01878T566.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class C: SCCVX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCCVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCV-C-0153-0626

Class C: SCCVX

3

Advisor Class: WPSGX

June 30, 2026

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$75	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Advisor Class: WPSGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,626	$11,790
06/18	$14,228	$13,484
06/19	$17,496	$14,889
06/20	$18,735	$16,006
06/21	$27,199	$22,536
06/22	$22,428	$20,144
06/23	$25,461	$24,091
06/24	$29,428	$30,006
06/25	$32,326	$34,556
06/26	$30,942	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	-4.28%	2.61%	11.96%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-concentrated-growth-fund.Advisor.01878T848.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Advisor Class: WPSGX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-ADV-0153-0626

Advisor Class: WPSGX

3

Class A: WPASX

June 30, 2026

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.02%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class A: WPASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,574	$10,000
06/17	$12,057	$11,790
06/18	$13,551	$13,484
06/19	$16,623	$14,889
06/20	$17,759	$16,006
06/21	$25,713	$22,536
06/22	$21,149	$20,144
06/23	$23,952	$24,091
06/24	$27,614	$30,006
06/25	$30,258	$34,556
06/26	$28,886	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-4.54%	2.35%	11.68%
Class A (with sales charges)	-8.60%	1.47%	11.19%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-concentrated-growth-fund.A.01878T707.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Class A: WPASX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-A-0153-0626

Class A: WPASX

3

Class C: WPCSX

June 30, 2026

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.76%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class C: WPCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,503	$11,790
06/18	$13,949	$13,484
06/19	$16,982	$14,889
06/20	$18,003	$16,006
06/21	$25,873	$22,536
06/22	$21,124	$20,144
06/23	$23,735	$24,091
06/24	$27,162	$30,006
06/25	$29,543	$34,556
06/26	$27,995	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-5.24%	1.59%	10.84%
Class C (with sales charges)	-6.10%	1.59%	10.84%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-concentrated-growth-fund.C.01878T806.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Class C: WPCSX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-C-0153-0626

Class C: WPCSX

3

Class I: WPSIX

June 30, 2026

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class I: WPSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,627	$11,790
06/18	$14,231	$13,484
06/19	$17,503	$14,889
06/20	$18,745	$16,006
06/21	$27,192	$22,536
06/22	$22,409	$20,144
06/23	$25,425	$24,091
06/24	$29,371	$30,006
06/25	$32,231	$34,556
06/26	$30,829	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	-4.35%	2.54%	11.92%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-concentrated-growth-fund.I.01878T863.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Class I: WPSIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-I-0153-0626

Class I: WPSIX

3

Class Z: WPSZX

June 30, 2026

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$72	0.74%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Highlights

Top contributors to performance:

  Sector allocation primarily contributed during the 12-month period.

Top detractors from performance:

  Security selection was the primary detractor during the 12-month period.

Class Z: WPSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,629	$11,790
06/18	$14,234	$13,484
06/19	$17,509	$14,889
06/20	$18,757	$16,006
06/21	$27,233	$22,536
06/22	$22,462	$20,144
06/23	$25,504	$24,091
06/24	$29,487	$30,006
06/25	$32,392	$34,556
06/26	$31,010	$42,271

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	-4.27%	2.63%	11.98%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-concentrated-growth-fund.Z.01878T855.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Class Z: WPSZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-Z-0153-0626

Class Z: WPSZX

3

Advisor Class: CIGYX

June 30, 2026

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Fund Information

AB International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Highlights

Top contributors to performance:

  An overweight allocation to technology and underweight allocations to health care, consumer staples and materials contributed during the reporting period, as did an underweight to communication services.

Top detractors from performance:

  An overweight allocation to consumer discretionary and industrials detracted from performance. Additionally, security selection within technology, financials, industrials detracted the most during the reporting period.

Advisor Class: CIGYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$12,512	$12,045	$12,027	$11,738
06/18	$14,215	$12,922	$12,850	$12,900
06/19	$14,643	$13,088	$12,988	$13,240
06/20	$15,684	$12,460	$12,322	$14,008
06/21	$20,993	$16,910	$16,308	$18,725
06/22	$13,565	$13,626	$13,410	$13,894
06/23	$15,349	$15,359	$15,927	$15,737
06/24	$14,837	$17,144	$17,765	$17,292
06/25	$16,511	$20,182	$20,914	$19,739
06/26	$15,898	$25,764	$25,146	$24,140

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	-3.71%	-5.41%	4.74%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-growth-portfolio.Advisor.01878T475.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Advisor Class: CIGYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Advisor Class: CIGYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIGYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IGP-ADV-0153-0626

Advisor Class: CIGYX

4

Class A: CIAGX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.02%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Highlights

Top contributors to performance:

  An overweight allocation to technology and underweight allocations to health care, consumer staples and materials contributed during the reporting period, as did an underweight to communication services.

Top detractors from performance:

  An overweight allocation to consumer discretionary and industrials detracted from performance. Additionally, security selection within technology, financials, industrials detracted the most during the reporting period.

Class A: CIAGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$9,570	$10,000	$10,000	$10,000
06/17	$11,947	$12,045	$12,027	$11,738
06/18	$13,551	$12,922	$12,850	$12,900
06/19	$13,920	$13,088	$12,988	$13,240
06/20	$14,860	$12,460	$12,322	$14,008
06/21	$19,843	$16,910	$16,308	$18,725
06/22	$12,801	$13,626	$13,410	$13,894
06/23	$14,449	$15,359	$15,927	$15,737
06/24	$13,922	$17,144	$17,765	$17,292
06/25	$15,457	$20,182	$20,914	$19,739
06/26	$14,852	$25,764	$25,146	$24,140

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-3.91%	-5.63%	4.49%
Class A (with sales charges)	-8.00%	-6.44%	4.04%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-growth-portfolio.A.01878T491.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Class A: CIAGX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Class A: CIAGX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIAGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IGP-A-0153-0626

Class A: CIAGX

4

Class C: CICGX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB International Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.76%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Highlights

Top contributors to performance:

  An overweight allocation to technology and underweight allocations to health care, consumer staples and materials contributed during the reporting period, as did an underweight to communication services.

Top detractors from performance:

  An overweight allocation to consumer discretionary and industrials detracted from performance. Additionally, security selection within technology, financials, industrials detracted the most during the reporting period.

Class C: CICGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$12,384	$12,045	$12,027	$11,738
06/18	$13,940	$12,922	$12,850	$12,900
06/19	$14,219	$13,088	$12,988	$13,240
06/20	$15,068	$12,460	$12,322	$14,008
06/21	$19,978	$16,910	$16,308	$18,725
06/22	$12,781	$13,626	$13,410	$13,894
06/23	$14,311	$15,359	$15,927	$15,737
06/24	$13,691	$17,144	$17,765	$17,292
06/25	$15,083	$20,182	$20,914	$19,739
06/26	$14,380	$25,764	$25,146	$24,140

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-4.66%	-6.36%	3.70%
Class C (with sales charges)	-5.61%	-6.36%	3.70%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-growth-portfolio.C.01878T483.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Class C: CICGX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Class C: CICGX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CICGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IGP-C-0153-0626

Class C: CICGX

4

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)—(c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Select US Long/Short Portfolio	2025	$40,200	$—	$22,315
	2026	$32,160	$—	$24,063
AB Concentrated Growth Fund	2025	$30,000	$—	$20,227
	2026	$24,000	$—	$20,105
AB International Growth Portfolio	2025	$35,000	$—	$44,487
	2026	$28,000	$—	$21,879
AB Small Cap Value Portfolio	2025	$32,974	$—	$24,519
	2026	$31,325	$—	$23,105
AB Mid Cap Value Portfolio	2025	$40,453	$—	$13,000
	2026	$38,430	$—	$15,000
AB Small Cap Growth Portfolio	2025	$33,994	$—	$17,473
	2026	$27,195	$—	$16,644

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Select US Long/Short Portfolio	2025	$1,452,699	$22,315
			$—
			$(22,315)
	2026	$1,490,648	$24,063
			$—
			$(24,063)
AB Concentrated Growth Fund	2025	$1,450,611	$20,227
			$—
			$(20,227)
	2026	$1,486,690	$20,105
			$—
			$(20,105)
AB International Growth Portfolio	2025	$1,474,871	$44,487
			$—
			$(44,487)
	2026	$1,488,464	$21,879
			$—
			$(21,879)
AB Small Cap Value Portfolio	2025	$1,650,531	$24,519
			$—
			$(24,519)
	2026	$1,489,690	$23,105
			$—
			$(23,105)
AB Mid Cap Value Portfolio	2025	$1,639,012	$13,000
			$—
			$(13,000)
	2026	$1,481,585	$15,000
			$—
			$(15,000)
AB Small Cap Growth Portfolio	2025	$1,843,821	$17,473
			$—
			$(17,473)
	2026	$1,483,229	$16,644
			$—
			$(16,644)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito Carol C. McMullen R. Jay Gerken Emilie D. Wrapp	Garry L. Moody Jeanette Loeb Jeffrey R. Holland

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONCENTRATED GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 35.1%
Communications Equipment – 4.9%
Motorola Solutions, Inc.	55,466	$23,034,475

Electronic Equipment, Instruments & Components – 7.7%
Amphenol Corp. – Class A	206,516	36,412,901

Semiconductors & Semiconductor Equipment – 8.3%
Monolithic Power Systems, Inc.	9,370	12,952,713
NVIDIA Corp.	130,982	26,208,189

		39,160,902

Software – 9.4%
Cadence Design Systems, Inc.(a)	65,607	24,623,619
Roper Technologies, Inc.	58,215	19,699,374

		44,322,993

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	77,304	22,368,685

		165,299,956

Industrials – 19.6%
Commercial Services & Supplies – 4.0%
Cintas Corp.	110,012	18,710,841

Construction & Engineering – 6.2%
Quanta Services, Inc.	40,795	29,374,032

Electrical Equipment – 7.3%
Eaton Corp. PLC	80,157	34,156,501

Professional Services – 2.1%
Verisk Analytics, Inc.	56,146	10,079,891

		92,321,265

Financials – 11.2%
Capital Markets – 4.8%
Charles Schwab Corp. (The)	244,296	22,541,192

Financial Services – 6.4%
Mastercard, Inc. – Class A	58,974	30,289,046

		52,830,238

Health Care – 10.4%
Health Care Equipment & Supplies – 6.2%
Intuitive Surgical, Inc.(a)	22,163	8,813,782
Stryker Corp.	64,949	20,448,543

		29,262,325

ABFunds.com	AB Concentrated Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.2%
Eli Lilly & Co.	16,422	$19,697,040

		48,959,365

Consumer Discretionary – 8.5%
Broadline Retail – 5.5%
Amazon.com, Inc.(a)	109,683	26,141,846

Specialty Retail – 3.0%
TJX Cos., Inc. (The)	92,552	14,021,628

		40,163,474

Communication Services – 8.1%
Entertainment – 2.1%
Netflix, Inc.(a)	136,333	9,734,176

Interactive Media & Services – 6.0%
Alphabet, Inc. – Class A	78,636	28,102,148

		37,836,324

Materials – 4.9%
Chemicals – 4.9%
Ecolab, Inc.	82,779	23,063,057

Total Common Stocks (cost $342,544,317)		460,473,679

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(b)(c)(d) (cost $5,995,009)	5,995,009	5,995,009

Total Investments – 99.1% (cost $348,539,326)		466,468,688
Other assets less liabilities – 0.9%		4,229,717

Net Assets – 100.0%		$470,698,405

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

See notes to financial statements.

2 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,544,317)	$460,473,679
Affiliated issuers (cost $5,995,009)	5,995,009
Receivable for investment securities sold	5,394,657
Unaffiliated dividends receivable	269,332
Receivable for capital stock sold	25,364
Affiliated dividends receivable	14,501
Receivable due from Adviser	836

Total assets	472,173,378

Liabilities
Payable for capital stock redeemed	1,014,492
Advisory fee payable	254,082
Administrative fee payable	44,777
Distribution fee payable	13,812
Transfer Agent fee payable	8,163
Directors’ fees payable	807
Accrued expenses and other liabilities	138,840

Total liabilities	1,474,973

Net Assets	$470,698,405

Composition of Net Assets
Capital stock, at par	$963
Additional paid-in capital	229,585,492
Distributable earnings	241,111,950

Net Assets	$470,698,405

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$44,892,501	947,020	$47.40	*

C	$5,554,780	133,663	$41.56

Advisor	$416,663,085	8,472,613	$49.18

I	$1,465,397	29,827	$49.13

Z	$2,122,642	43,000	$49.36

*	The maximum offering price per share for Class A shares was $49.50 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 3

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Unaffiliated Issuers	$4,279,744
Affiliated Issuers	278,813
Interest	115	$4,558,672

Expenses
Advisory fee (see Note B)	4,136,280
Distribution fee—Class A	128,851
Distribution fee—Class C	89,139
Transfer agency—Class A	23,764
Transfer agency—Class C	4,000
Transfer agency—Advisor Class	256,486
Transfer agency—Class I	1,858
Transfer agency—Class Z	799
Administrative	87,894
Custody and accounting	79,674
Registration fees	79,346
Legal	50,868
Audit and tax	50,318
Printing	45,024
Directors’ fees	23,465
Miscellaneous	46,093

Total expenses	5,103,859
Less: expenses waived and reimbursed by the Adviser (see Note B)	(14,827)

Net expenses		5,089,032

Net investment loss		(530,360)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		146,787,045
Net change in unrealized appreciation (depreciation) of investments		(174,468,100)

Net loss on investment transactions		(27,681,055)

Net Decrease in Net Assets from Operations		$(28,211,415)

See notes to financial statements.

4 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(530,360)	$263,625
Net realized gain on investment transactions	146,787,045	91,710,957
Net change in unrealized appreciation (depreciation) of investments	(174,468,100)	(19,428,536)

Net increase (decrease) in net assets from operations	(28,211,415)	72,546,046
Distributions to Shareholders
Class A	(4,303,751)	(6,099,704)
Class C	(906,499)	(1,651,046)
Advisor Class	(48,002,320)	(77,688,887)
Class I	(127,293)	(141,277)
Class Z	(276,205)	(765,296)
Capital Stock Transactions
Net decrease	(188,701,845)	(147,967,784)

Total decrease	(270,529,328)	(161,767,948)
Net Assets
Beginning of period	741,227,733	902,995,681

End of period	$470,698,405	$741,227,733

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 5

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Concentrated Growth Fund 7

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

8 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$460,473,679		$	– 0	–	$	– 0	–	$460,473,679
Short-Term Investments	5,995,009			– 0	–		– 0	–	5,995,009

Total Investments in Securities	466,468,688			– 0	–		– 0	–	466,468,688
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$466,468,688		$	– 0	–	$	– 0	–	$466,468,688

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Concentrated Growth Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

10 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the year ended June 30, 2026, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

ABFunds.com	AB Concentrated Growth Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $87,894.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $78,954 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $536 from the sale of Class A shares and received $48 and $84 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $99,761 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $14,827.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,161	$200,918	$202,084	$5,995	$279

12 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $305,401 for Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$300,820,250		$547,600,594
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$351,939,757

Gross unrealized appreciation	$141,689,431
Gross unrealized depreciation	(27,160,500)

Net unrealized appreciation	$114,528,931

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

ABFunds.com	AB Concentrated Growth Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the year ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	37,060	64,435	$1,862,329	$3,445,526

Shares issued in reinvestment of distributions	73,198	95,570	3,651,096	5,188,504

Shares converted from Class C	62,084	29,069	3,069,782	1,517,851

Shares redeemed	(278,719)	(245,094)	(13,986,595)	(13,320,727)

Net decrease	(106,377)	(56,020)	$(5,403,388)	$(3,168,846)

Class C
Shares sold	5,119	11,491	$240,203	$560,848

Shares issued in reinvestment of distributions	17,563	27,967	771,178	1,361,420

Shares converted to Class A	(70,409)	(32,381)	(3,069,782)	(1,517,851)

Shares redeemed	(59,583)	(69,780)	(2,671,242)	(3,351,526)

Net decrease	(107,310)	(62,703)	$(4,729,643)	$(2,947,109)

14 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Advisor Class
Shares sold	967,159	1,002,591	$50,431,204	$55,187,951

Shares issued in reinvestment of dividends and distributions	744,909	1,136,903	38,496,918	63,621,109

Shares redeemed	(5,186,764)	(4,693,285)	(265,085,431)	(255,553,196)

Net decrease	(3,474,696)	(2,553,791)	$(176,157,309)	$(136,744,136)

Class I
Shares sold	2,406	3,188	$126,560	$173,814

Shares issued in reinvestment of dividends and distributions	2,450	2,506	126,563	140,274

Shares redeemed	(3,426)	(1,034)	(179,042)	(63,529)

Net increase	1,430	4,660	$74,081	$250,559

Class Z
Shares sold	6,449	24,413	$359,063	$1,271,767

Share issued in reinvestment of dividends and distributions	2,922	4,895	151,521	274,848

Shares redeemed	(55,050)	(124,162)	(2,996,170)	(6,904,867)

Net decrease	(45,679)	(94,854)	$(2,485,586)	$(5,358,252)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ABFunds.com	AB Concentrated Growth Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$3,144,730	$1,332,085
Long-term capital gains	50,471,338	85,014,125

Total taxable distributions paid	$53,616,068	$86,346,210

16 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$127,497,225
Accumulated capital and other losses	(914,206	)(a)
Unrealized appreciation (depreciation)	114,528,931	(b)

Total accumulated earnings (deficit)	$241,111,950

(a)	As of June 30,2026, the Fund had a post-October short term capital loss deferral of $914,206.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Concentrated Growth Fund 17

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,

2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 54.02	$ 54.71	$ 47.93	$ 43.16	$ 58.21

Income From Investment Operations

Net investment income (loss)(a)(b)	(.15)	(.10	)(c)	(.01)	.04	(.11)
Net realized and unrealized gain (loss) on investment transactions	(2.08)	5.37	7.28	5.60	(8.64)

Net increase (decrease) in net asset value from operations	(2.23)	5.27	7.27	5.64	(8.75)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.07)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)

Total dividends and distributions	(4.39)	(5.96)	(.49)	(.87)	(6.30)

Net asset value, end of period	$ 47.40	$ 54.02	$ 54.71	$ 47.93	$ 43.16

Total Return

Total investment return based on net asset value(d)	(4.54)%	9.57	%(c)	15.30%	13.25%	(17.75)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,893	$56,901	$60,693	$58,903	$55,057

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.02%	1.00%	1.00%	1.00%	1.00%

Expenses, before waiver/reimbursements	1.02%	1.00%	1.00%	1.00%	1.00%

Net investment income (loss)(b)	(.30)%	(.18	)%(c)	(.03)%	.08%	(.20)%
Portfolio turnover rate	48%	18%	11%	25%	40%

See footnote summary on page 23.

18 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended June 30,

	2026	2025		2024	2023	2022

Net asset value, beginning of period	$ 48.24	$ 49.78		$ 43.91	$ 39.92	$ 54.65

Income From Investment Operations

Net investment loss(a)(b)	(.48)	(.46	)(c)	(.36)	(.28)	(.49)
Net realized and unrealized gain (loss) on investment transactions	(1.81)	4.88		6.65	5.14	(7.94)

Net increase (decrease) in net asset value from operations	(2.29)	4.42		6.29	4.86	(8.43)

Less: Distributions

Distributions from net realized gain on investment transactions	(4.39)	(5.96)		(.42)	(.87)	(6.30)

Net asset value, end of period	$ 41.56	$ 48.24		$ 49.78	$ 43.91	$ 39.92

Total Return

Total investment return based on net asset value(d)	(5.24)%	8.77	%(c)	14.44%	12.36%	(18.36)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,555	$11,624		$15,118	$17,654	$20,406

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.76%	1.75%		1.75%	1.75%	1.75%

Expenses, before waiver/reimbursements	1.77%	1.75%		1.75%	1.75%	1.75%

Net investment loss(b)	(1.06)%	(.94	)%(c)	(.78)%	(.68)%	(.96)%
Portfolio turnover rate	48%	18%		11%	25%	40%

See footnote summary on page 23.

ABFunds.com	AB Concentrated Growth Fund 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,

2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 55.76	$ 56.24	$ 49.25	$ 44.22	$ 59.41

Income From Investment Operations

Net investment income (loss)(a)(b)	(.03)	.04	(c)	.11	.15	.03
Net realized and unrealized gain (loss) on investment transactions	(2.14)	5.52	7.49	5.75	(8.86)

Net increase (decrease) in net asset value from operations	(2.17)	5.56	7.60	5.90	(8.83)

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.08)	(.19)	– 0	–	(.06)
Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)

Total dividends and distributions	(4.41)	(6.04)	(.61)	(.87)	(6.36)

Net asset value, end of period	$ 49.18	$ 55.76	$ 56.24	$ 49.25	$ 44.22

Total Return

Total investment return based on net asset value(d)	(4.28)%	9.85	%(c)	15.58%	13.52%	(17.54)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$416,663	$666,159	$815,497	$1,049,761	$957,097

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.77%	.75%	.75%	.75%	.75%

Expenses, before waiver/reimbursements	.77%	.75%	.75%	.75%	.75%

Net investment income (loss)(b)	(.05)%	.07	%(c)	.22%	.33%	.05%
Portfolio turnover rate	48%	18%	11%	25%	40%

See footnote summary on page 23.

20 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,

2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 55.73	$ 56.25	$ 49.30	$ 44.29	$ 59.48

Income From Investment Operations

Net investment income (loss)(a)(b)	(.06)	(.01)	.08	.13	(.04)
Net realized and unrealized gain (loss) on investment transactions	(2.15)	5.51	7.49	5.75	(8.85)

Net increase (decrease) in net asset value from operations	(2.21)	5.50	7.57	5.88	(8.89)

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(e)	(.06)	(.20)	– 0	–	(.00	)(e)
Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)

Total dividends and distributions	(4.39)	(6.02)	(.62)	(.87)	(6.30)

Net asset value, end of period	$ 49.13	$ 55.73	$ 56.25	$ 49.30	$ 44.29

Total Return

Total investment return based on net asset value(d)	(4.35)%	9.74%	15.52%	13.45%	(17.59)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,465	$1,583	$1,335	$1,189	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84%	.83%	.81%	.83%	.81%

Expenses, before waiver/reimbursements	.85%	.84%	.81%	.83%	.81%

Net investment income (loss)(b)	(.12)%	(.02)%	.16%	.29%	(.06)%
Portfolio turnover rate	48%	18%	11%	25%	40%

See footnote summary on page 23.

ABFunds.com	AB Concentrated Growth Fund 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended June 30,

2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 55.94	$ 56.41	$ 49.36	$ 44.31	$ 59.52

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.03	.13	.16	.04
Net realized and unrealized gain (loss) on investment transactions	(2.15)	5.55	7.50	5.76	(8.87)

Net increase (decrease) in net asset value from operations	(2.17)	5.58	7.63	5.92	(8.83)

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.09)	(.16)	– 0	–	(.08)
Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)

Total dividends and distributions	(4.41)	(6.05)	(.58)	(.87)	(6.38)

Net asset value, end of period	$ 49.36	$ 55.94	$ 56.41	$ 49.36	$ 44.31

Total Return

Total investment return based on net asset value(d)	(4.27)%	9.85%	15.61%	13.54%	(17.52)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,123	$4,961	$10,353	$19,361	$82,429

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.74%	.73%	.72%	.72%	.72%

Expenses, before waiver/reimbursements	.74%	.74%	.72%	.72%	.72%

Net investment income (loss)(b)	(.04)%	.06%	.25%	.34%	.07%
Portfolio turnover rate	48%	18%	11%	25%	40%

See footnote summary on page 23.

22 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.01%	.01%

Class C	$.01	.01%	.01%

Advisor Class	$.01	.01%	.01%

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.005.

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 23

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Concentrated Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Concentrated Growth Fund (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used

24 AB Concentrated Growth Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Concentrated Growth Fund 25

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For corporate shareholders, 100% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $50,471,338 of dividends paid as long-term capital gains dividends.

The Fund designates $101,973 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 11.98% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

26 AB Concentrated Growth Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Concentrated Growth Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve

ABFunds.com	AB Concentrated Growth Fund 27

investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the

28 AB Concentrated Growth Fund	ABFunds.com

Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the

ABFunds.com	AB Concentrated Growth Fund 29

Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all

30 AB Concentrated Growth Fund	ABFunds.com

expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater

ABFunds.com	AB Concentrated Growth Fund 31

entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do

32 AB Concentrated Growth Fund	ABFunds.com

not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held in-person on May 5-7, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the

ABFunds.com	AB Concentrated Growth Fund 33

Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

34 AB Concentrated Growth Fund	ABFunds.com

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended

ABFunds.com	AB Concentrated Growth Fund 35

February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different

36 AB Concentrated Growth Fund	ABFunds.com

risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and close to the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Concentrated Growth Fund 37

NOTES

38 AB Concentrated Growth Fund	ABFunds.com

NOTES

ABFunds.com	AB Concentrated Growth Fund 39

NOTES

40 AB Concentrated Growth Fund	ABFunds.com

AB CONCENTRATED GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CG-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Information Technology – 33.9%
Electronic Equipment, Instruments & Components – 1.0%
Halma PLC	15,413	$805,613

IT Services – 1.1%
Netcompany Group A/S(a)(b)	8,697	397,957
Shopify, Inc. – Class A(b)	4,352	496,911

		894,868

Semiconductors & Semiconductor Equipment – 22.8%
ASML Holding NV	2,392	4,736,579
BE Semiconductor Industries NV	4,757	1,571,009
Renesas Electronics Corp.	35,300	1,089,670
SK hynix, Inc.	2,209	3,897,962
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	14,510	6,929,541

		18,224,761

Software – 5.1%
Constellation Software, Inc./Canada(c)	786	1,479,725
Nemetschek SE	19,820	1,206,664
SAP SE	8,940	1,378,084

		4,064,473

Technology Hardware, Storage & Peripherals – 3.9%
Samsung Electronics Co., Ltd.	7,254	1,609,642
Topicus.com, Inc.(b)(c)	23,137	1,475,091

		3,084,733

		27,074,448

Industrials – 28.1%
Aerospace & Defense – 2.8%
Safran SA	5,790	2,281,727

Air Freight & Logistics – 1.4%
DSV A/S	2,077	494,229
Mainfreight Ltd.	17,735	625,930

		1,120,159

Building Products – 2.7%
Kingspan Group PLC	23,274	2,128,417

Electrical Equipment – 4.6%
Contemporary Amperex Technology Co., Ltd. – Class A	17,500	1,017,267
Schneider Electric SE	5,782	1,892,019
Siemens Energy AG	4,039	770,001

		3,679,287

Ground Transportation – 2.3%
Canadian Pacific Kansas City Ltd.(c)	21,223	1,840,000

ABFunds.com	AB International Growth Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.0%
Lifco AB – Class B(c)	25,799	$845,531

Machinery – 4.4%
RENK Group AG	17,697	854,262
Trelleborg AB – Class B	20,930	872,025
Weir Group PLC (The)	55,153	1,759,214

		3,485,501

Passenger Airlines – 1.7%
Ryanair Holdings PLC	44,379	1,387,230

Professional Services – 1.8%
Experian PLC	42,352	1,427,415

Trading Companies & Distributors – 5.4%
AddTech AB – Class B	19,250	680,288
Beijer Ref AB – Class B	137,484	2,015,103
Diploma PLC	17,038	1,610,472

		4,305,863

		22,501,130

Consumer Discretionary – 15.6%
Broadline Retail – 5.5%
MercadoLibre, Inc.(b)	718	1,218,726
Sea Ltd. (ADR)(b)	33,157	3,177,436

		4,396,162

Hotels, Restaurants & Leisure – 5.6%
Atour Lifestyle Holdings Ltd. (ADR)	44,282	1,408,167
DPC Dash Ltd. – Class H(b)	133,100	499,962
InterContinental Hotels Group PLC	11,228	1,929,898
Yum China Holdings, Inc.	15,916	650,487

		4,488,514

Leisure Products – 2.0%
H World Group Ltd. (ADR)	37,867	1,579,811

Textiles, Apparel & Luxury Goods – 2.5%
ANTA Sports Products Ltd. – Class H	94,800	862,651
LVMH Moet Hennessy Louis Vuitton SE	2,084	1,152,577

		2,015,228

		12,479,715

Financials – 11.8%
Banks – 6.2%
FinecoBank Banca Fineco SpA	24,250	609,742
HDFC Bank Ltd. (ADR)	39,406	1,017,857
NU Holdings Ltd./Cayman Islands – Class A(b)	98,878	1,321,010
Standard Chartered PLC	73,450	1,986,275

		4,934,884

2 AB International Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 4.0%
3i Group PLC	69,862	$2,297,333
Futu Holdings Ltd. (ADR)	9,987	936,181

		3,233,514

Financial Services – 1.6%
Adyen NV(b)	1,328	1,245,820

		9,414,218

Communication Services – 4.8%
Interactive Media & Services – 4.1%
Tencent Holdings Ltd. – Class H	60,350	3,330,266

Wireless Telecommunication Services – 0.7%
Tencent Music Entertainment Group (ADR)	65,157	544,061

		3,874,327

Health Care – 3.7%
Health Care Equipment & Supplies – 2.9%
Ambu A/S – Class B	136,034	1,270,687
Straumann Holding AG (REG)	7,977	1,048,559

		2,319,246

Pharmaceuticals – 0.8%
Novo Nordisk A/S – Class B	12,490	599,856

		2,919,102

Materials – 1.2%
Chemicals – 1.2%
IMCD NV	10,311	932,360

Total Common Stocks (cost $73,239,343)		79,195,300

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(d)(e)(f) (cost $227,601)	227,601	227,601

Total Investments – 99.4% (cost $73,466,944)		79,422,901
Other assets less liabilities – 0.6%		504,161

Net Assets – 100.0%		$79,927,062

ABFunds.com	AB International Growth Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

United Kingdom	13.0%
China	12.4
Netherlands	10.6
Taiwan	8.7
South Korea	6.9
Canada	6.6
Sweden	5.5
Germany	5.3
France	4.3
United States	4.1
Singapore	4.0
Denmark	3.4
Brazil	3.2
Ireland	2.7
Others	8.4
Short-Term Investments	0.3
Other assets less liabilities	0.6

Total	100.0%

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, this security amounted to $397,957 or 0.5% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	Affiliated investments.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 AB International Growth Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $73,239,343)	$79,195,300	(a)
Affiliated issuers (cost $227,601)	227,601
Foreign currencies, at value (cost $64,451)	63,718
Unaffiliated dividends receivable	105,493
Receivable due from Adviser	55,860
Affiliated dividends receivable	782
Receivable for capital stock sold	468
Other assets	461,410

Total assets	80,110,632

Liabilities
Advisory fee payable	48,951
Administrative fee payable	43,999
Audit and tax fee payable	42,883
Custody and accounting fees payable	17,148
Printing fee payable	10,029
Payable for capital stock redeemed	3,993
Transfer Agent fee payable	1,411
Directors’ fees payable	460
Distribution fee payable	423
Accrued expenses	14,273

Total liabilities	183,570

Net Assets	$79,927,062

Composition of Net Assets
Capital stock, at par	$704
Additional paid-in capital	152,898,427
Accumulated loss	(72,972,069)

Net Assets	$79,927,062

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,516,216	135,179	$11.22	*

C	$137,908	13,215	$10.44

Advisor	$78,272,938	6,889,270	$11.36

(a)	Includes securities on loan with a value of $2,876,767 (see Note E).

*	The maximum offering price per share for Class A shares was $11.72 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB International Growth Portfolio 5

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Unaffiliated Issuers (net of foreign taxes withheld of $89,168)	$1,039,921
Affiliated Issuers	14,678
Securities lending income, net	22,551	$1,077,150

Expenses
Advisory fee (see Note B)	739,677
Distribution fee—Class A	3,858
Distribution fee—Class C	2,397
Transfer agency—Class A	414
Transfer agency—Class C	106
Transfer agency—Advisor Class	26,233
Legal	174,664
Administrative	87,115
Custody and accounting	78,338
Audit and tax	57,256
Registration fees	48,749
Printing	28,976
Directors’ fees	17,959
Miscellaneous	16,686

Total expenses before bank overdraft expense	1,282,428
Bank overdraft	9,212

Total expenses	1,291,640
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(528,451)

Net expenses		763,189

Net investment income		313,961

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(4,041,896)
Forward currency exchange contracts		211
Foreign currency transactions		55,945
Net change in unrealized appreciation (depreciation) of:
Investments		(1,040,374)
Forward currency exchange contracts		(57)
Foreign currency denominated assets and liabilities		(77,486)

Net loss on investment and foreign currency transactions		(5,103,657)

Net Decrease in Net Assets from Operations		$(4,789,696)

See notes to financial statements.

6 AB International Growth Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$313,961	$585,907
Net realized gain (loss) on investment and foreign currency transactions	(3,985,740)	24,918,432
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(1,117,917)	(12,455,827)
Contributions from Affiliates (see Note B)	– 0	–	5,140

Net increase (decrease) in net assets from operations	(4,789,696)	13,053,652
Distributions to Shareholders
Class A	(2,990)	(6,382)
Advisor Class	(609,895)	(881,973)
Capital Stock Transactions
Net decrease	(31,521,775)	(69,973,202)

Total decrease	(36,924,356)	(57,807,905)
Net Assets
Beginning of period	116,851,418	174,659,323

End of period	$79,927,062	$116,851,418

See notes to financial statements.

ABFunds.com	AB International Growth Portfolio 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Growth Portfolio (the “Fund”) (formerly known as “AB Concentrated International Growth Portfolio”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily

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NOTES TO FINANCIAL STATEMENTS (continued)

traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available

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NOTES TO FINANCIAL STATEMENTS (continued)

prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$10,381,268		$16,693,180		$	– 0	–	$27,074,448
Industrials	1,840,000		20,661,130			– 0	–	22,501,130
Consumer Discretionary	8,534,589		3,945,126			– 0	–	12,479,715
Financials	3,275,048		6,139,170			– 0	–	9,414,218
Communication Services	544,061		3,330,266			– 0	–	3,874,327
Health Care	– 0	–	2,919,102			– 0	–	2,919,102
Materials	– 0	–	932,360			– 0	–	932,360
Short-Term Investments	227,601		– 0	–		– 0	–	227,601

Total Investments in Securities	24,802,567		54,620,334	(a)		– 0	–	79,422,901
Other Financial Instruments(b)	– 0	–	– 0	–		– 0	–	– 0	–

Total	$24,802,567		$54,620,334		$	– 0	–	$79,422,901

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts

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NOTES TO FINANCIAL STATEMENTS (continued)

actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined

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NOTES TO FINANCIAL STATEMENTS (continued)

in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective October 1, 2025, the Adviser has agreed to voluntarily waive its advisory fee payable by the Fund by an amount equal to 0.20% of the Fund’s average daily net assets. For the year ended June 30, 2026, such reimbursements/waivers amounted to $140,240. The Adviser has also agreed to voluntarily waive fees and/or bear certain expenses of the Fund so that total expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Fund in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) do not exceed, on an annualized basis, 0.90%, 1.65%, and 0.65% of average daily net assets for Class A, Class C, and Advisor Class shares, respectively. Prior to October 1, 2025, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and

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NOTES TO FINANCIAL STATEMENTS (continued)

0.90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2027. For the year ended June 30, 2026, such reimbursements/waivers amounted to $386,027.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $87,115.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $17,820 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $23 from the sale of Class A shares and received $18 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $8,270 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $1,047.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$617		$25,799	$26,189	$228		$15
AB Government Money Market Portfolio	– 0	–	17,967	17,967	– 0	–	2

Total					$228		$17

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended June 30, 2025, the Adviser reimbursed the Fund $5,140 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,466 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for

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NOTES TO FINANCIAL STATEMENTS (continued)

Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$35,124,746		$66,292,055
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$74,626,307
Gross unrealized appreciation	16,354,944
Gross unrealized depreciation	(11,558,350)

Net unrealized appreciation	$4,796,594

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks

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NOTES TO FINANCIAL STATEMENTS (continued)

may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended June 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended June 30, 2026, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$211	$(57)

Total		$211	$(57)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$606,766	(a)
Average principal amount of sale contracts	$606,823	(a)

(a)	Positions were open for less than one month during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are

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NOTES TO FINANCIAL STATEMENTS (continued)

on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 2,876,767	$0	$3,064,563	$20,282	$2,269	$1,137

*	As of June 30, 2026.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	11,410	7,859	$130,786	$86,196

Shares issued in reinvestment of dividends	195	519	2,204	5,507

Shares converted from Class C	12,226	575	139,072	6,107

Shares redeemed	(27,483)	(169,318)	(310,942)	(1,867,361)

Net decrease	(3,652)	(160,365)	$(38,880)	$(1,769,551)

Class C
Shares sold	218	929	$2,289	$9,310

Shares converted to Class A	(13,095)	(613)	(139,072)	(6,107)

Shares redeemed	(5,012)	(24,557)	(52,085)	(253,500)

Net decrease	(17,889)	(24,241)	$(188,868)	$(250,297)

Advisor Class
Shares sold	587,176	1,538,228	$6,670,470	$16,592,121

Shares issued in reinvestment of dividends	43,712	62,739	499,623	675,072

Shares redeemed	(3,424,388)	(7,853,064)	(38,464,120)	(85,220,547)

Net decrease	(2,793,500)	(6,252,097)	$(31,294,027)	$(67,953,354)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

20 AB International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology and industrials sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H:

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating

ABFunds.com	AB International Growth Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$612,885	$888,355

Total taxable distributions	$612,885	$888,355

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(77,790,580	)(a)(b)
Unrealized appreciation (depreciation)	4,818,511	(c)

Total accumulated earnings (deficit)	$(72,972,069)

(a)	As of June 30, 2026, the Fund had a net capital loss carryforward of $77,564,532.

(b)	As of June 30, 2026, the Fund had a qualified late-year ordinary loss deferral of $226,048.

(c)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund had a net short-term capital loss carryforward of $20,481,647 and a net long-term capital loss carryforward of $57,082,885, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE J:

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 11.70	$ 10.56	$ 10.96	$ 9.71	$ 15.33

Income From Investment Operations

Net investment income (loss)(a)(b)	.02	.02	(c)	.01	.01	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.48)	1.14	(.41)	1.24	(5.34)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.46)	1.16	(.40)	1.25	(5.35)

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.02)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)

Total dividends and distributions	(.02)	(.02)	– 0	–	– 0	–	(.27)

Net asset value, end of period	$ 11.22	$ 11.70	$ 10.56	$ 10.96	$ 9.71

Total Return

Total investment return based on net asset value(e)(f)	(3.91)%	11.03	%(c)	(3.65)%	12.87%	(35.49)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,516	$1,624	$3,160	$5,484	$6,741

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.02%	1.15%	1.14%	1.14%	1.12%

Expenses, before waivers/reimbursements‡(g)(h)	1.58%	1.31%	1.19%	1.14%	1.12%

Net investment income (loss)(b)	.14%	.17	%(c)	.07%	.07%	(.05)%
Portfolio turnover rate	36%	111%	40%	33%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.00%	.00%

See footnote summary on page 26.

ABFunds.com	AB International Growth Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.94	$ 9.93	$ 10.38	$ 9.27	$ 14.77

Income From Investment Operations

Net investment loss(a)(b)	(.08)	(.06	)(c)	(.06)	(.06)	(.12)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.42)	1.07	(.39)	1.17	(5.11)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.50)	1.01	(.45)	1.11	(5.23)

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)

Net asset value, end of period	$ 10.44	$ 10.94	$ 9.93	$ 10.38	$ 9.27

Total Return

Total investment return based on net asset value(e)(f)	(4.66)%	10.17	%(c)	(4.34)%	11.97%	(36.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$138	$340	$550	$1,078	$909

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.76%	1.90%	1.89%	1.90%	1.87%

Expenses, before waivers/reimbursements‡(g)(h)	2.27%	2.08%	1.95%	1.90%	1.87%

Net investment loss(b)	(.77)%	(.56	)%(c)	(.65)%	(.63)%	(.89)%
Portfolio turnover rate	36%	111%	40%	33%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying
portfolios	.00%	.00%	.01%	.00%	.00%

See footnote summary on page 26.

24 AB International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended June 30,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$ 11.87		$ 10.73		$ 11.10		$ 9.81		$ 15.46

Income From Investment Operations

Net investment income(a)(b)	.04		.04	(c)	.03		.04		.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.48)		1.16		(.40)		1.25		(5.41)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.44)		1.20		(.37)		1.29		(5.38)

Less: Dividends and Distributions

Dividends from net investment income	(.07)		(.06)		– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)

Total dividends and distributions	(.07)		(.06)		– 0	–	– 0	–	(.27)

Net asset value, end of period	$ 11.36		$ 11.87		$ 10.73		$ 11.10		$ 9.81

Total Return

Total investment return based on net asset value(e)(f)	(3.71)%		11.28	%(c)	(3.33)%		13.15%		(35.38)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,273		$114,887		$170,949		$417,443		$367,324

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	.77%		.90%		.89%		.89%		.87%

Expenses, before waivers/reimbursements‡(g)(h)	1.30%		1.06%		.93%		.89%		.87%

Net investment income(b)	.32%		.41	%(c)	.28%		.36%		.24%
Portfolio turnover rate	36%		111%		40%		33%		24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%		.00%		.01%		.00%		.00%

See footnote summary on page 26.

ABFunds.com	AB International Growth Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

During the year ended June 30, 2025, the Adviser reimbursed the Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(d)	.01%	.01%

Class C	$.00	(d)	.01%	.01%

Advisor Class	$.00	(d)	.01%	.01%

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended June 30, 2026 by .02%.

(g)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2025 and June 30, 2024, such waiver amounted to .01% and .01%, respectively.

(h)	The expense ratios presented below exclude bank overdraft expense:

	Year Ended June 30,
	2026	2025	2024	2023	2022
Class A
Net of waivers/reimbursements	1.01%	1.15%	1.14%	1.14%	1.12%
Before waivers/reimbursements	1.57%	1.31%	1.19%	1.14%	1.12%
Class C
Net of waivers/reimbursements	1.75%	1.90%	1.89%	1.90%	1.87%
Before waivers/reimbursements	2.26%	2.08%	1.95%	1.90%	1.87%
Advisor Class
Net of waivers/reimbursements	.76%	.90%	.89%	.89%	.87%
Before waivers/reimbursements	1.29%	1.06%	.93%	.89%	.87%

See	notes to financial statements.

26 AB International Growth Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB International Growth Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing

ABFunds.com	AB International Growth Portfolio 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

28 AB International Growth Portfolio	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 100% as the maximum amount that may be considered qualified dividend income for individual shareholders. For corporate shareholders, 5.84% of dividends paid qualify for the dividends received deduction.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2026, $59,324 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $304,002.

The Fund designates $3,453 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 4.79% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB International Growth Portfolio 29

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB International Growth Portfolio (formerly AB Concentrated International Growth Portfolio) (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the

30 AB International Growth Portfolio	ABFunds.com

case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the

ABFunds.com	AB International Growth Portfolio 31

Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the

32 AB International Growth Portfolio	ABFunds.com

Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as

ABFunds.com	AB International Growth Portfolio 33

interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial

34 AB International Growth Portfolio	ABFunds.com

investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to

ABFunds.com	AB International Growth Portfolio 35

the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB International Growth Portfolio (formerly AB Concentrated International Growth Portfolio) (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s

36 AB International Growth Portfolio	ABFunds.com

willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the

ABFunds.com	AB International Growth Portfolio 37

directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2024 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2025.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

38 AB International Growth Portfolio	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a contractual waiver of a portion of the advisory fee effective October 1, 2025) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based

ABFunds.com	AB International Growth Portfolio 39

on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio for the Fund’s latest fiscal year that pertains to the Fund’s expense cap, which was reduced from 0.90% to 0.65% effective October 1, 2025. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

40 AB International Growth Portfolio	ABFunds.com

AB INTERNATIONAL GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IGP-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MID CAP VALUE PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.2%
Industrials – 20.7%
Air Freight & Logistics – 3.4%
CH Robinson Worldwide, Inc.	277	$52,170
GXO Logistics, Inc.(a)	846	42,892

		95,062

Building Products – 1.6%
Carrier Global Corp.	615	45,110

Ground Transportation – 1.7%
Knight-Swift Transportation Holdings, Inc.	631	49,136

Machinery – 6.3%
CNH Industrial NV	3,897	43,763
Oshkosh Corp.	390	59,857
PACCAR, Inc.	614	73,754

		177,374

Marine Transportation – 1.2%
Kirby Corp.(a)	254	34,536

Passenger Airlines – 1.6%
Alaska Air Group, Inc.(a)	842	43,953

Professional Services – 1.4%
CACI International, Inc. – Class A(a)	88	40,767

Trading Companies & Distributors – 3.5%
Core & Main, Inc. – Class A(a)	468	22,581
United Rentals, Inc.	68	77,037

		99,618

		585,556

Financials – 14.7%
Banks – 3.8%
First Citizens BancShares, Inc./NC – Class A	24	49,939
M&T Bank Corp.	246	58,550

		108,489

Capital Markets – 3.6%
Cboe Global Markets, Inc.	146	35,430
Invesco Ltd.	2,574	67,928

		103,358

Financial Services – 1.9%
HA Sustainable Infrastructure Capital, Inc.	1,361	53,147

Insurance – 5.4%
Everest Group Ltd.	233	83,235
Hanover Insurance Group, Inc. (The)	138	29,548

ABFunds.com	AB Mid Cap Value Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Willis Towers Watson PLC	151	$39,467

		152,250

		417,244

Health Care – 11.5%
Health Care Equipment & Supplies – 5.4%
Becton Dickinson & Co.	175	26,483
Globus Medical, Inc. – Class A(a)	416	32,868
Medline, Inc. – Class A(a)	1,842	72,648
STERIS PLC	103	21,689

		153,688

Health Care Providers & Services – 4.9%
CVS Health Corp.	550	56,897
Encompass Health Corp.	346	34,974
Labcorp Holdings, Inc.	161	45,080

		136,951

Life Sciences Tools & Services – 1.2%
ICON PLC(a)	200	34,742

		325,381

Information Technology – 10.3%
Communications Equipment – 1.7%
F5, Inc.(a)	115	47,835

Electronic Equipment, Instruments & Components – 3.3%
TD SYNNEX Corp.	352	94,104

Semiconductors & Semiconductor Equipment – 1.9%
NXP Semiconductors NV	190	53,396

Software – 3.4%
ACI Worldwide, Inc.(a)	985	49,536
Commvault Systems, Inc.(a)	324	45,920

		95,456

		290,791

Consumer Discretionary – 9.1%
Automobile Components – 1.9%
BorgWarner, Inc.	821	54,514

Hotels, Restaurants & Leisure – 3.0%
Hyatt Hotels Corp. – Class A	296	57,377
Norwegian Cruise Line Holdings Ltd.(a)	1,359	28,688

		86,065

Leisure Products – 1.3%
Hasbro, Inc.	438	36,175

Specialty Retail – 2.9%
AutoZone, Inc.(a)	16	51,135

2 AB Mid Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bath & Body Works, Inc.	1,327	$30,694

		81,829

		258,583

Materials – 8.2%
Chemicals – 3.8%
Corteva, Inc.	778	65,889
RPM International, Inc.	374	41,570

		107,459

Construction Materials – 1.5%
Eagle Materials, Inc.	192	43,200

Metals & Mining – 2.9%
Reliance, Inc.	221	82,566

		233,225

Real Estate – 7.9%
Health Care REITs – 1.4%
Ventas, Inc.	453	40,226

Hotel & Resort REITs – 1.1%
Ryman Hospitality Properties, Inc.	238	30,595

Real Estate Management & Development – 1.7%
CBRE Group, Inc. – Class A(a)	357	48,084

Residential REITs – 1.1%
Mid-America Apartment Communities, Inc.	220	30,567

Specialized REITs – 2.6%
Digital Realty Trust, Inc.	250	44,895
VICI Properties, Inc.	1,165	30,931

		75,826

		225,298

Energy – 6.3%
Energy Equipment & Services – 2.7%
TechnipFMC PLC	1,141	75,648

Oil, Gas & Consumable Fuels – 3.6%
EOG Resources, Inc.	461	59,805
Valero Energy Corp.	165	42,973

		102,778

		178,426

Utilities – 6.0%
Electric Utilities – 2.9%
Alliant Energy Corp.	1,073	81,859

Multi-Utilities – 3.1%
Ameren Corp.	775	87,606

		169,465

ABFunds.com	AB Mid Cap Value Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 5.5%
Consumer Staples Distribution & Retail – 5.5%
BJ’s Wholesale Club Holdings, Inc.(a)	410	$35,760
Dollar Tree, Inc.(a)	613	74,142
US Foods Holding Corp.(a)	451	46,115

		156,017

Total Common Stocks (cost $2,322,321)		2,839,986

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(b)(c)(d) (cost $18,710)	18,710	18,710

Total Investments – 100.9% (cost $2,341,031)		2,858,696
Other assets less liabilities – (0.9)%		(25,565)

Net Assets – 100.0%		$2,833,131

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Mid Cap Value Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,322,321)	$2,839,986
Affiliated issuers (cost $18,710)	18,710
Receivable due from Adviser	63,684
Unaffiliated dividends receivable	1,553
Affiliated dividends receivable	142

Total assets	2,924,075

Liabilities
Audit and tax fee payable	48,324
Custody and accounting fees payable	17,907
Legal fee payable	10,312
Printing fee payable	8,053
Advisory fee payable	1,441
Directors’ fees payable	576
Transfer Agent fee payable	46
Accrued expenses	4,285

Total liabilities	90,944

Net Assets	$2,833,131

Composition of Net Assets
Capital stock, at par	$21
Additional paid-in capital	2,150,548
Distributable earnings	682,562

Net Assets	$2,833,131

Net Asset Value Per Share — 11 billion shares of capital stock authorized, $.0001 par value (based on 213,516 common shares outstanding for Class Z)	$13.27

See notes to financial statements.

ABFunds.com	AB Mid Cap Value Portfolio 5

STATEMENT OF OPERATIONS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $82 and $90)	$22,180		$39,081
Affiliated issuers	698		1,275
Securities lending income, net	36		9

Total income	22,914		40,365

Expenses
Advisory fee (see Note B)	9,398		13,872
Transfer agency—Class Z	448		474
Audit and tax	58,196		63,542
Administrative	53,788		90,932
Legal	24,868		39,006
Registration fees	19,492		23,021
Custody and accounting	14,379		25,234
Printing	18,389		16,634
Directors’ fees	9,596		16,566
Amortization of offering expenses	– 0	–	52,116
Miscellaneous	3,101		9,508

Total expenses	211,655		350,905
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(201,703)		(336,214)

Net expenses	9,952		14,691

Net investment income	12,962		25,674

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions	160,721		87,864
Net change in unrealized appreciation (depreciation) of investments	300,308		(29,461)

Net gain on investment transactions	461,029		58,403
Contributions from Affiliates (see Note B)	– 0	–	55

Net Increase in Net Assets from Operations	$473,991		$84,132

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

6 AB Mid Cap Value Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 1, 2025 to June 30, 2026 (a)		Year Ended November 30, 2025	April 30, 2024(b) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,962		$25,674	$15,872
Net realized gain on investment transactions	160,721		87,864	12,236
Net change in unrealized appreciation (depreciation) of investments	300,308		(29,461)	246,818
Contributions from Affiliates (see Note B)	– 0	–	55	53

Net increase in net assets from operations	473,991		84,132	274,979
Distributions to Shareholders	(120,600)		(30,020)	– 0	–
Capital Stock Transactions
Net increase	120,600		30,018	2,000,031

Total increase	473,991		84,130	2,275,010
Net Assets
Beginning of period	2,359,140		2,275,010	– 0	–

End of period	$2,833,131		$2,359,140	$2,275,010

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Mid Cap Value Portfolio 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Mid Cap Value Portfolio (the “Fund”), a diversified portfolio. The Fund commenced investment operations on April 30, 2024. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund offers Class Z shares. As of June 30, 2026, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class Z shares. Class A, Class B, Class C, Class R, Class K, Class I, Advisor Class, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class Z shares are sold without an initial or contingent deferred sales charge. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last

8 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

ABFunds.com	AB Mid Cap Value Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,839,986		$	– 0	–	$	– 0	–	$2,839,986
Short-Term Investments	18,710			– 0	–		– 0	–	18,710

Total Investments in Securities	2,858,696			– 0	–		– 0	–	2,858,696
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,858,696		$	– 0	–	$	– 0	–	$2,858,696

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Mid Cap Value Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior two tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $126,816 were deferred and amortized on a straight line basis over a one year period starting from April 30, 2024 (commencement of operations).

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

12 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .63% of the first $2.5 billion, .605% of the next $2.5 billion and .58% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive fees and/or bear expenses of the Fund to the extent necessary to prevent total other expenses (excluding transfer agent expenses, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.02% of the average daily net assets for Class Z shares (“expense limitation”). For the period ended June 30, 2026 and the year ended November 30, 2025, such reimbursements/waivers amounted to $147,871 and $245,222, respectively. The expense limitations and waiver agreement will each remain in effect until February 28, 2027, and may only be terminated or changed with the consent of the Board.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB

ABFunds.com	AB Mid Cap Value Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended November 30, 2025, the cost of such services amounted to $53,788 and $90,932, respectively, such amount was waived by the Adviser and is included in the expenses waived on the statement of operations.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended June 30, 2026 and the year ended November 30, 2025, such compensation retained by ABIS amounted to $288 and $440, respectively.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended November 30, 2025, such waiver amounted to $40 and $60, respectively.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$48		$109	$138	$19		$1
AB Government Money Market Portfolio*	– 0	–	200	200	– 0	–	0	**

					$19		$1

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$55	$285	$292	$48	$1

During the year ended November 30, 2025 and the year ended November 30, 2024, the Adviser reimbursed the Fund $55 and $53, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution and Service Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$703,641		$649,469
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,180,817		$1,131,742
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,341,031

Gross unrealized appreciation	$571,208
Gross unrealized depreciation	(53,543)

Net unrealized appreciation	$517,665

ABFunds.com	AB Mid Cap Value Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and for the year ended November 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified

16 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	AB Government Money Market Portfolio
										Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$27	$9	$4

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
						Income Earned			Advisory Fee Waived
$48,166	$	– 0	–	$49,659	$9	$	– 0	–	$	– 0	–

*	As of November 30, 2025.

ABFunds.com	AB Mid Cap Value Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Transactions in capital shares for each class were as follows:

	Shares						Amount
	December 1, 2025(a) to June 30, 2026		Year Ended November 30, 2025		April 30, 2024(b) November 30, 2024		December 1, 2025(a) to June 30, 2026			Year Ended November 30, 2025			April 30, 2024(b) November 30, 2024

Class Z
Shares sold	– 0	–	– 0	–	200,003		$	– 0	–	$	– 0	–	$2,000,031

Shares issued in reinvestment of dividends and distributions	10,759		2,754		– 0	–		120,600			30,018		– 0	–

Net increase	10,759		2,754		200,003			$120,600			$30,018		$2,000,031

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Commencement of operations.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility

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NOTES TO FINANCIAL STATEMENTS (continued)

amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal year ended November 30, 2025 and November 30, 2024 were as follows:

	December 1, 2025 to June 30, 2026	Year ended November 30, 2025	Year ended November 30, 2024
Distributions paid from:
Ordinary income	$85,239	$29,620	$	– 0	–
Net long-term capital gains	35,361	400		– 0	–

Total taxable distributions	$120,600	$30,020	$	– 0	–

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$90,751
Undistributed capital gains	79,931
Unrealized appreciation (depreciation)	517,665

Total accumulated earnings (deficit)	$688,347	(a)

(a)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the amortization of offering costs.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025		April 30, 2024(b) to November 30, 2024

Net asset value, beginning of period	$ 11.64		$ 11.37		$ 10.00

Income From Investment Operations
Net investment income(c)(d)	.06		.13		.08
Net realized and unrealized gain on investment transactions	2.16		.29		1.29
Contributions from affiliates	– 0	–	.00	(e)	.00	(e)

Net increase in net asset value from operations	2.22		.42		1.37

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.09)		– 0	–
Distributions from net realized gain on investment transactions	(.43)		(.06)		– 0	–

Total dividends and distributions	(.59)		(.15)		– 0	–

Net asset value, end of period	$ 13.27		$ 11.64		$ 11.37

Total Return
Total investment return based on net asset value(f)	20.05%		3.78	%(g)	13.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,833		$2,359		$2,275
Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.67	%(h)	.67%		.67	%(h)

Expenses, before waiver/reimbursements	14.19	%(h)	15.94%		19.92	%(h)

Net investment income(d)	.87	%(h)	1.17%		1.30	%(h)
Portfolio turnover rate	25%		52%		55%

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Commencement of operations.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(h)	Annualized.

See notes to financial statements.

ABFunds.com	AB Mid Cap Value Portfolio 21

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Mid Cap Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Mid Cap Value Portfolio (the “Fund”), (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets and the financial highlights for the period from December 1, 2025 to June 30, 2026, for the year ended November 30, 2025, and for the period from April 30, 2024 (commencement of operations) to November 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets and its financial highlights for the period from December 1, 2025 to June 30, 2026, for the year ended November 30, 2025, and for the period from April 30, 2024 (commencement of operations) to November 30, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

22 AB Mid Cap Value Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Mid Cap Value Portfolio 23

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For corporate shareholders, 32.94% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 36.90% of dividends paid as qualified dividend income. For foreign shareholders, 3.90% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $35,361 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

24 AB Mid Cap Value Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Mid Cap Value Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve

ABFunds.com	AB Mid Cap Value Portfolio 25

investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the

26 AB Mid Cap Value Portfolio	ABFunds.com

Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the

ABFunds.com	AB Mid Cap Value Portfolio 27

Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all

28 AB Mid Cap Value Portfolio	ABFunds.com

expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater

ABFunds.com	AB Mid Cap Value Portfolio 29

entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do

30 AB Mid Cap Value Portfolio	ABFunds.com

not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Mid Cap Value Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising

ABFunds.com	AB Mid Cap Value Portfolio 31

potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The directors also noted that the Adviser had agreed to waive or reimburse expenses of the Fund to the extent that they exceed an agreed-upon cap, and that, as a result, it was not expected that the Adviser would benefit from reimbursement of its administrative expenses. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

32 AB Mid Cap Value Portfolio	ABFunds.com

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2024 and calendar year 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information for this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors also noted that, although the sole class of shares of the Fund currently offered was not subject to a 12b-1 fee or a sales charge, other classes might be offered in the future subject to a12b-1 fee and/or a sale charge that would be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser). The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class Z shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class Z shares against a broad-based securities market index, in each case for the 1-year period ended February 28, 2026, and (in the case of comparisons with the broad-based securities market index) for

ABFunds.com	AB Mid Cap Value Portfolio 33

the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement payable to the Adviser in the latest fiscal year and the impact of the Adviser’s expense cap for the Fund, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund, including a collective investment trust product advised by the Adviser with the same investment strategy as the Fund and a lower advisory fee. For this purpose, they reviewed information provided by the Adviser as well as the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

34 AB Mid Cap Value Portfolio	ABFunds.com

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class Z shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class Z expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Mid Cap Value Portfolio 35

NOTES

36 AB Mid Cap Value Portfolio	ABFunds.com

AB MID CAP VALUE PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MIDV-Z-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.7%
Health Care – 24.3%
Biotechnology – 12.5%
Apogee Therapeutics, Inc.(a)	91,728	$12,175,057
Ascendis Pharma A/S(a)	72,080	19,225,178
Avalo Therapeutics, Inc.(a)	498,346	9,209,434
Bridgebio Pharma, Inc.(a)	270,238	20,127,326
Celcuity, Inc.(a)	162,732	17,025,022
CG oncology, Inc.(a)	342,956	24,367,024
Cogent Biosciences, Inc.(a)	114,730	4,440,051
Denali Therapeutics, Inc.(a)(b)	691,817	17,793,533
Dianthus Therapeutics, Inc.(a)	202,399	19,729,855
Eikon Therapeutics, Inc.(a)	72,020	939,861
Erasca, Inc.(a)	999,951	18,319,102
Halozyme Therapeutics, Inc.(a)	170,314	13,330,477
Ideaya Biosciences, Inc.(a)	365,180	13,610,259
Kymera Therapeutics, Inc.(a)(b)	242,419	27,798,187
Madrigal Pharmaceuticals, Inc.(a)	35,855	19,252,342
Mineralys Therapeutics, Inc.(a)	433,303	11,690,515
Newamsterdam Pharma Co. NV(a)(b)	307,198	10,410,940
Palvella Therapeutics, Inc.(a)	109,498	16,733,484
Parabilis Medicines, Inc.(a)	329,809	9,026,872
Relay Therapeutics, Inc.(a)	997,328	18,660,007
Rhythm Pharmaceuticals, Inc.(a)	232,221	25,783,498
Vera Therapeutics, Inc.(a)	391,239	16,788,066
Viridian Therapeutics, Inc.(a)(b)	488,836	8,979,917
Xenon Pharmaceuticals, Inc.(a)	386,089	23,304,332
Zenas Biopharma, Inc.(a)(b)	467,848	11,873,982

		390,594,321

Health Care Equipment & Supplies – 2.2%
AtriCure, Inc.(a)	436,819	12,222,196
Glaukos Corp.(a)	285,006	39,832,438
Kestra Medical Technologies Ltd.(a)(b)	612,011	15,569,560

		67,624,194

Health Care Providers & Services – 3.7%
Billiontoone, Inc. – Class A(a)(b)	134,048	16,083,079
BrightSpring Health Services, Inc.(a)	791,457	55,196,211
Guardant Health, Inc.(a)	303,876	45,590,517

		116,869,807

Health Care Technology – 0.8%
HeartFlow, Inc.(a)(b)	894,341	26,239,965

Life Sciences Tools & Services – 1.2%
Alamar Biosciences, Inc.(a)(b)	445,297	12,063,096
Repligen Corp.(a)(b)	195,025	26,609,211

		38,672,307

ABFunds.com	AB Small Cap Growth Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.9%
Definium Therapeutics, Inc.(a)	461,055	$21,688,027
Edgewise Therapeutics, Inc.(a)	533,585	21,679,559
Enliven Therapeutics, Inc.(a)	381,840	19,378,380
Kardigan, Inc.(a)	741,883	17,693,909
Rapport Therapeutics, Inc.(a)	301,476	12,562,505
Structure Therapeutics, Inc. (ADR)(a)	152,714	8,196,160
Trevi Therapeutics, Inc.(a)	1,034,886	19,300,624

		120,499,164

		760,499,758

Industrials – 22.3%
Aerospace & Defense – 5.3%
Aevex Corp. – Class A(a)(b)	1,020,349	21,315,091
Applied Aerospace & Defense, Inc.(a)(b)	1,049,850	23,915,583
Hawkeye 360, Inc.(a)	616,409	12,463,790
Karman Holdings, Inc.(a)(b)	249,920	12,476,006
Kratos Defense & Security Solutions, Inc.(a)	521,070	25,980,550
Moog, Inc. – Class A	134,343	56,939,937
Voyager Technologies, Inc. – Class A(a)(b)	423,839	13,668,808

		166,759,765

Building Products – 2.3%
Modine Manufacturing Co.(a)	129,106	34,473,884
Zurn Elkay Water Solutions Corp. – Class C	765,133	38,662,171

		73,136,055

Construction & Engineering – 2.5%
Everus Construction Group, Inc.(a)	233,835	38,804,918
Legence Corp. – Class A(a)	470,305	40,084,095

		78,889,013

Electrical Equipment – 4.0%
Dpc Holdings Ltd.(a)(b)	218,791	10,733,886
ERock, Inc. – Class A(a)(b)	819,212	11,878,574
Forgent Power Solutions, Inc. – Class A(a)	544,382	30,409,179
Generac Holdings, Inc.(a)	113,009	33,090,165
Nextpower, Inc. – Class A(a)	322,245	38,392,269

		124,504,073

Ground Transportation – 1.2%
Saia, Inc.(a)	87,792	36,974,479

Machinery – 5.0%
Enpro, Inc.	113,860	42,917,250
ESCO Technologies, Inc.	140,214	49,080,509
ITT, Inc.	144,249	28,526,682
SPX Technologies, Inc.(a)	142,255	34,876,658

		155,401,099

Professional Services – 2.0%
FTI Consulting, Inc.(a)(b)	222,757	33,193,021

2 AB Small Cap Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Planet Labs PBC(a)(b)	867,603	$28,743,687

		61,936,708

		697,601,192

Information Technology – 21.5%
Communications Equipment – 1.2%
Viavi Solutions, Inc.(a)	803,233	38,354,376

Electronic Equipment, Instruments & Components – 5.4%
Advanced Energy Industries, Inc.	116,216	43,333,460
Allegro MicroSystems, Inc.(a)(b)	481,405	33,515,416
Littelfuse, Inc.	62,865	28,624,320
nLight, Inc.(a)	414,072	28,827,693
TTM Technologies, Inc.(a)	174,294	32,596,464

		166,897,353

IT Services – 1.0%
DigitalOcean Holdings, Inc.(a)	194,473	30,538,095

Semiconductors & Semiconductor Equipment – 8.1%
Ambiq Micro, Inc.(a)	273,048	24,110,138
FormFactor, Inc.(a)	171,133	27,369,301
MACOM Technology Solutions Holdings, Inc.(a)	55,879	21,254,695
Navitas Semiconductor Corp.(a)	1,153,790	20,675,917
Semtech Corp.(a)	284,818	46,097,793
Silicon Motion Technology Corp. (ADR)	62,291	20,763,459
SiTime Corp.(a)	61,053	45,518,675
Ultra Clean Holdings, Inc.(a)(b)	333,840	47,602,246

		253,392,224

Software – 5.8%
Core Scientific, Inc.(a)	1,341,560	34,330,520
Hut 8 Corp.(a)(b)	338,940	39,128,928
JFrog Ltd.(a)	451,813	41,060,766
Rubrik, Inc. – Class A(a)	429,483	34,478,895
Runway AI, Inc.(a)(c)(d)	453,603	6,928,786
ServiceTitan, Inc. – Class A(a)	375,309	26,538,099

		182,465,994

		671,648,042

Consumer Discretionary – 9.1%
Diversified Consumer Services – 1.2%
Lincoln Educational Services Corp.(a)	739,997	36,925,850

Hotels, Restaurants & Leisure – 4.3%
Cava Group, Inc.(a)	465,126	36,503,089
Navan, Inc. – Class A(a)	1,097,030	25,089,076
Rush Street Interactive, Inc.(a)	1,377,330	40,961,794
Texas Roadhouse, Inc.	133,455	25,787,510

ABFunds.com	AB Small Cap Growth Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Wonder Corp.(a)(c)(d)	854,214	$7,381,861

		135,723,330

Household Durables – 1.4%
SharkNinja, Inc.(a)(b)	281,967	42,935,115

Leisure Products – 1.2%
YETI Holdings, Inc.(a)(b)	777,454	38,530,620

Specialty Retail – 1.0%
Murphy USA, Inc.	58,662	31,611,192

		285,726,107

Financials – 8.1%
Banks – 0.4%
Western Alliance Bancorp	137,560	11,307,432

Capital Markets – 3.5%
Lincoln International, Inc.(a)	645,042	15,397,152
Marex Group PLC	632,038	38,522,716
Piper Sandler Cos.	444,602	32,162,509
Stifel Financial Corp.	361,414	25,215,855

		111,298,232

Consumer Finance – 2.9%
Dave, Inc.(a)	82,919	30,894,790
Figure Technology Solutions, Inc. – Class A(a)(b)	502,701	15,437,948
FirstCash Holdings, Inc.(b)	206,644	44,701,230

		91,033,968

Financial Services – 0.5%
Chime Financial, Inc. – Class A(a)	739,390	15,142,707

Insurance – 0.8%
Neptune Insurance Holdings, Inc. – Class A(a)	759,721	23,931,212

		252,713,551

Energy – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Antero Midstream Corp.	1,571,931	35,761,430
Matador Resources Co.	488,430	24,314,046
Permian Resources Corp. – Class A	1,781,474	32,796,936
Uranium Energy Corp.(a)	1,636,334	17,443,321

		110,315,733

Consumer Staples – 2.8%
Consumer Staples Distribution & Retail – 1.5%
Chefs’ Warehouse, Inc. (The)(a)	496,804	47,742,864

Food Products – 1.3%
Freshpet, Inc.(a)	401,173	23,717,348
Once Upon a Farm PBC – Class A(a)(b)	762,308	15,612,068

		39,329,416

		87,072,280

4 AB Small Cap Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 2.6%
Chemicals – 1.2%
Element Solutions, Inc.	799,155	$38,159,651

Metals & Mining – 1.4%
Constellium SE(a)	1,003,609	31,985,019
USA Rare Earth, Inc.(a)(b)	561,797	12,123,579

		44,108,598

		82,268,249

Communication Services – 0.5%
Media – 0.5%
Liftoff Mobile, Inc.(a)(b)	568,058	13,644,753

Total Common Stocks (cost $2,048,583,064)		2,961,489,665

INVESTMENT COMPANIES – 4.0%
Funds and Investment Trusts – 4.0%
iShares Russell 2000 Growth ETF(b)(e) (cost $103,264,416)	317,804	125,202,064

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(e)(f)(g) (cost $84,643,084)	84,643,084	84,643,084

Total Investments Before Security Lending Collateral for Securities Loaned – 101.4% (cost $2,236,490,564)		3,171,334,813

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(e)(f)(g) (cost $125,232,299)	125,232,299	125,232,299

Total Investments – 105.4% (cost $2,361,722,863)		3,296,567,112
Other assets less liabilities – (5.4)%		(167,682,601)

Net Assets – 100.0%		$3,128,884,511

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

ABFunds.com	AB Small Cap Growth Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

6 AB Small Cap Growth Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,151,847,480)	$3,086,691,729	(a)
Affiliated issuers (cost $209,875,383—including investment of cash collateral for securities loaned of $125,232,299)	209,875,383
Cash	31,031,644
Receivable for investment securities sold	23,306,013
Receivable for capital stock sold	1,839,603
Affiliated dividends receivable	251,554
Unaffiliated dividends receivable	180,419
Receivable due from Adviser	33,923

Total assets	3,353,210,268

Liabilities
Payable for collateral received on securities loaned	125,232,299
Payable for investment securities purchased	91,156,108
Payable for capital stock redeemed	5,552,819
Advisory fee payable	1,819,414
Distribution fee payable	121,205
Transfer Agent fee payable	80,885
Administrative fee payable	62,237
Accrued expenses	300,790

Total liabilities	224,325,757

Net Assets	$3,128,884,511

Composition of Net Assets
Capital stock, at par	$3,339
Additional paid-in capital	1,943,197,360
Distributable earnings	1,185,683,812

Net Assets	$3,128,884,511

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$543,811,915	6,486,475	$83.84	*

C	$17,572,792	182,209	$96.44

Advisor	$1,335,417,475	13,707,711	$97.42

I	$373,543,341	3,859,579	$96.78

Z	$858,538,988	8,762,878	$97.97

(a)	Includes securities on loan with a value of $308,467,161 (see Note E).

*	The maximum offering price per share for Class A shares was $87.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 7

STATEMENT OF OPERATIONS

	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025
Investment Income
Dividends
Unaffiliated issuers	$6,261,064		$9,337,948
Affiliated issuers	1,444,353		2,298,520
Interest	11,080		14,455
Securities lending income, net	2,266,478		5,754,031
Other income(b)	– 0	–	1,909,940

Total income	9,982,975		19,314,894

Expenses
Advisory fee (see Note B)	19,842,487		24,534,003
Distribution fee—Class A	1,104,458		1,234,641
Distribution fee—Class C	157,033		208,645
Distribution fee—Class R	– 0	–	106,167
Distribution fee—Class K	– 0	–	193,013
Transfer agency—Class A	527,231		546,221
Transfer agency—Class C	18,876		23,597
Transfer agency—Advisor Class	1,391,048		1,562,716
Transfer agency—Class R	– 0	–	55,207
Transfer agency—Class K	– 0	–	154,304
Transfer agency—Class I	375,408		470,844
Transfer agency—Class Z	169,928		215,654
Custody and accounting	185,481		235,603
Printing	184,064		424,554
Administrative	106,079		156,298
Registration fees	97,289		139,222
Legal	70,516		83,003
Audit and tax	44,770		51,768
Directors’ fees	40,481		56,647
Miscellaneous	46,231		159,516

Total expenses	24,361,380		30,611,623
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(173,721)		(318,070)

Net expenses	24,187,659		30,293,553

Net investment loss	(14,204,684)		(10,978,659)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions	484,513,670		408,315,063
Net change in unrealized appreciation (depreciation) of investments	382,911,709		(178,968,290)

Net gain on investment transactions	867,425,379		229,346,773

Net Increase in Net Assets from Operations	$853,220,695		$218,368,114

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB Small Cap Growth Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(14,204,684)	$(10,978,659)	$(16,174,168)
Net realized gain on investment transactions	484,513,670	408,315,063	401,584,705
Net change in unrealized appreciation (depreciation) of investments	382,911,709	(178,968,290)	(50,217,039)

Net increase in net assets from operations	853,220,695	218,368,114	335,193,498
Capital Stock Transactions
Net decrease	(785,454,478)	(920,287,151)	(683,555,651)

Total increase (decrease)	67,766,217	(701,919,037)	(348,362,153)
Net Assets
Beginning of period	3,061,118,294	3,763,037,331	4,111,399,484

End of period	$3,128,884,511	$3,061,118,294	$3,763,037,331

(a)	The Fund changed its fiscal year end from July 31 to June 30.

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. Effective June 1, 2026, the Fund changed its fiscal year end from July 31 to June 30. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective April 29, 2025, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share split was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for

10 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed

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NOTES TO FINANCIAL STATEMENTS (continued)

appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be

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NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Health Care	$760,499,758		$	– 0	–	$	– 0	–	$760,499,758
Industrials	697,601,192			– 0	–		– 0	–	697,601,192
Information Technology	664,719,256			– 0	–		6,928,786		671,648,042
Consumer Discretionary	278,344,246			– 0	–		7,381,861		285,726,107
Financials	252,713,551			– 0	–		– 0	–	252,713,551
Energy	110,315,733			– 0	–		– 0	–	110,315,733
Consumer Staples	87,072,280			– 0	–		– 0	–	87,072,280
Materials	82,268,249			– 0	–		– 0	–	82,268,249
Communication Services	13,644,753			– 0	–		– 0	–	13,644,753
Investment Companies	125,202,064			– 0	–		– 0	–	125,202,064
Short-Term Investments	84,643,084			– 0	–		– 0	–	84,643,084
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	125,232,299			– 0	–		– 0	–	125,232,299

Total Investments in Securities	3,282,256,465			– 0	–		14,310,647		3,296,567,112
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$3,282,256,465		$	– 0	–		$14,310,647		$3,296,567,112

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are

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NOTES TO FINANCIAL STATEMENTS (continued)

permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call

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NOTES TO FINANCIAL STATEMENTS (continued)

and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 Shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended July 31, 2025, the reimbursement for such services amounted to $106,079 and $156,298, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended June 30, 2026 and the year ended July 31, 2025, such compensation retained by ABIS amounted to $698,016 and $805,705, respectively. Effective February 28, 2024, ABIS has voluntarily agreed to waive its transfer agency fees for Class K by an amount up to .15% of the Class’s daily average net assets. For the period ended June 30, 2026 and for the year ended July 31, 2025, such reimbursements/waivers amounted to $0 and $115,701.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,447 from the sale of Class A shares and received $1,410 and $1,339 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended July 31, 2025, the Adviser reimbursed the Fund $1,909,940 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended July 31, 2025, such waiver amounted to $77,285 and $94,164, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30 2026 is as follows:

Fund	Market Value 7/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$42,702	$1,135,046	$1,093,105	$84,643	$1,444
AB Government Money Market Portfolio*	103,147	1,086,971	1,064,886	125,232	758

Total				$209,875	$2,202

*	Investments of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57,739	$1,172,283	$1,187,320	$42,702	$2,299
AB Government Money Market Portfolio*	89,126	927,159	913,138	103,147	909

Total				$145,849	$3,208

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,046,000, $1,044,341 and $1,732,584 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In

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NOTES TO FINANCIAL STATEMENTS (continued)

accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$3,392,253,866		$4,191,282,122
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,424,947,314		$3,344,939,428
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,405,508,247

Gross unrealized appreciation	$979,422,111
Gross unrealized depreciation	(88,363,246)

Net unrealized appreciation	$891,058,865

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for

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NOTES TO FINANCIAL STATEMENTS (continued)

investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash

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NOTES TO FINANCIAL STATEMENTS (continued)

collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 308,467,161	$125,232,299	$188,312,840	$1,508,208	$758,270	$96,436

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the period ended July 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 413,969,077	$103,147,066	$328,409,354	$4,844,887	$909,144	$108,205

*	As of July 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024

Class A
Shares sold	285,812	845,134	803,338	$19,969,962	$50,185,542	$41,843,290

Shares converted from Class C	25,064	20,672	19,559	1,773,526	1,306,873	991,194

Shares redeemed	(1,341,033)	(1,804,357)	(4,303,667)	(92,011,840)	(109,044,026)	(234,494,435)

Net decrease	(1,030,157)	(938,551)	(3,480,770)	$(70,268,352)	$(57,551,611)	$(191,659,951)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025	Year Ended July 31, 2024	August 1, 2025 to June 30, 2026(a)			Year Ended July 31, 2025	Year Ended July 31, 2024

Class C(b)
Shares sold	12,171		18,696	30,226		$968,712		$1,340,511	$1,872,599

Shares converted to Class A	(21,729)		(17,777)	(16,675)		(1,773,526)		(1,306,873)	(991,194)

Shares redeemed	(55,314)		(87,414)	(118,158)		(4,383,338)		(6,161,942)	(7,343,766)

Net decrease	(64,872)		(86,495)	(104,607)		$(5,188,152)		$(6,128,304)	$(6,462,361)

Advisor Class
Shares sold	2,314,251		5,297,430	7,391,993		$188,259,338		$375,352,994	$456,289,560

Shares redeemed	(6,990,056)		(8,903,222)	(10,767,513)		(560,279,317)		(631,587,355)	(659,733,262)

Net decrease	(4,675,805)		(3,605,792)	(3,375,520)		$(372,019,979)		$(256,234,361)	$(203,443,702)

Class R
Shares sold	– 0	–	107,480	113,313	$	– 0	–	$6,163,564	$5,688,276

Shares redeemed	– 0	–	(646,627)	(224,417)		– 0	–	(33,239,685)	(11,218,891)

Net increase (decrease)	– 0	–	(539,147)	(111,104)	$	– 0	–	$(27,076,121)	$(5,530,615)

Class K
Shares sold	– 0	–	223,612	621,668	$	– 0	–	$14,377,831	$34,255,453

Shares redeemed	– 0	–	(2,663,793)	(1,160,174)		– 0	–	(167,990,828)	(63,734,416)

Net increase (decrease)	– 0	–	(2,440,181)	(538,506)	$	– 0	–	$(153,612,997)	$(29,478,963)

Class I
Shares sold	766,115		1,129,290	965,169		$61,210,988		$79,363,602	$59,375,705

Shares redeemed	(1,832,195)		(2,649,259)	(2,341,072)		(144,084,680)		(189,387,995)	(143,506,159)

Net decrease	(1,066,080)		(1,519,969)	(1,375,903)		$(82,873,692)		$(110,024,393)	$(84,130,454)

Class Z
Shares sold	1,722,482		2,635,483	3,668,788		$137,913,976		$186,342,995	$227,691,065

Shares redeemed	(4,852,039)		(6,859,937)	(6,285,143)		(393,018,279)		(496,002,359)	(390,540,670)

Net decrease	(3,129,557)		(4,224,454)	(2,616,355)		$(255,104,303)		$(309,659,364)	$(162,849,605)

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 2.6547 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the health care or industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

22 AB Small Cap Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	August 1, 2025 to June 30, 2026			Year Ended July 31, 2025			Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–	$	– 0	–
Net long-term capital gains		– 0	–		– 0	–		– 0	–

Total taxable distributions paid	$	– 0	–	$	– 0	–	$	– 0	–

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$301,481,238	(a)
Other losses	(6,856,291	)(b)
Unrealized appreciation (depreciation)	891,058,865	(c)

Total accumulated earnings (deficit)	$1,185,683,812

(a)	During the fiscal year, the Fund utilized $126,593,348 of capital loss carry forwards to offset current year net realized gains.

(b)	As of June 30, 2026, the Fund had a qualified late-year ordinary loss deferral of $6,856,291.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss and the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Small Cap Growth Portfolio 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31,
			2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 62.93		$ 59.30		$ 54.04		$ 50.68		$ 79.55	$ 62.17

Income From Investment Operations

Net investment loss(b)(c)	(.48)		(.32	)(d)	(.35)		(.28)		(.51)	(.62)

Net realized and unrealized gain (loss) on investment transactions	21.39		3.95		5.61		3.64		(21.59)	25.33

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (e)	– 0	–

Net increase (decrease) in net asset value from operations	20.91		3.63		5.26		3.36		(22.10)	24.71

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)

Net asset value, end of period	$ 83.84		$ 62.93		$ 59.30		$ 54.04		$ 50.68	$ 79.55

Total Return

Total investment return based on net asset value(f)(g)	33.15%		6.19	%(d)	9.73%		6.63%		(30.61)%	41.15	%(h)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$543,812		$473,022		$501,412		$645,058		$715,329	$1,090,466

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(i)	1.13	%(j)	1.12%		1.13%		1.14%		1.11%	1.09%

Expenses, before waivers/reimbursements‡(i)	1.13	%(j)	1.12%		1.13%		1.14%		1.11%	1.09%

Net investment loss(c)	(.75	)%(j)	(.51	)%(d)	(.66)%		(.56)%		(.78)%	(.83)%

Portfolio turnover rate	116%		72%		78%		65%		54%	74%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(j)	.00%		.01%		.01%		.00%	.00%

See footnote summary on page 29.

24 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C(k)
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31,
			2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 72.89		$ 69.21		$ 63.55		$ 60.05		$ 104.49	$ 90.05

Income From Investment Operations

Net investment loss(b)(c)	(1.10)		(.90	)(d)	(.88)		(.77)		(1.25)	(1.62)

Net realized and unrealized gain (loss) on investment transactions	24.65		4.58		6.54		4.27		(25.22)	35.52

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (e)	– 0	–

Net increase (decrease) in net asset value from operations	23.55		3.68		5.66		3.50		(26.47)	33.90

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(17.97)	(19.46)

Net asset value, end of period	$ 96.44		$ 72.89		$ 69.21		$ 63.55		$ 60.05	$ 104.49

Total Return

Total investment return based on net asset value(f)(g)	32.20%		5.41	%(d)	8.90%		5.84%		(31.12)%	40.11	%(h)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,573		$18,011		$23,087		$27,846		$33,191	$53,790

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(i)	1.88	%(j)	1.87%		1.88%		1.89%		1.86%	1.84%

Expenses, before waivers/reimbursements‡(i)	1.88	%(j)	1.88%		1.88%		1.89%		1.86%	1.84%

Net investment loss(c)	(1.51	)%(j)	(1.26	)%(d)	(1.41)%		(1.31)%		(1.53)%	(1.59)%

Portfolio turnover rate	116%		72%		78%		65%		54%	74%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(j)	.00%		.01%		.01%		.00%	.00%

See footnote summary on page 29.

ABFunds.com	AB Small Cap Growth Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31,
			2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 72.96		$ 68.58		$ 62.34		$ 58.32		$ 90.34	$ 69.65

Income From Investment Operations

Net investment loss(b)(c)	( .37)		(.19	)(d)	(.25)		(.18)		(.39)	(.51)

Net realized and unrealized gain (loss) on investment transactions	24.83		4.57		6.49		4.20		(24.86)	28.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (e)	– 0	–

Net increase (decrease) in net asset value from operations	24.46		4.38		6.24		4.02		(25.25)	28.02

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)

Net asset value, end of period	$ 97.42		$ 72.96		$ 68.58		$ 62.34		$ 58.32	$ 90.34

Total Return

Total investment return based on net asset value(f)(g)	33.46%		6.45	%(d)	10.01%		6.89%		(30.43)%	41.51	%(h)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,335,417		$1,341,247		$1,508,064		$1,581,335		$1,814,970	$2,165,454

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(i)	.88	%(j)	.87%		.88%		.89%		.86%	.84%

Expenses, before waivers/reimbursements‡(i)	.88	%(j)	.87%		.88%		.89%		.87%	.84%

Net investment loss(c)	(.51	)%(j)	(.26	)%(d)	(.41)%		(.31)%		(.53)%	(.60)%

Portfolio turnover rate	116%		72%		78%		65%		54%	74%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(j)	.00%		.01%		.01%		.00%	.00%

See footnote summary on page 29.

26 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31,
			2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 72.48		$ 68.21		$ 61.99		$ 57.96		$ 89.79	$ 69.27

Income From Investment Operations

Net investment loss(b)(c)	(.37)		(.26)		(.24)		(.14)		(.37)	(.49)

Net realized and unrealized gain (loss) on investment transactions	24.67		4.53		6.46		4.17		(24.69)	28.34

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (e)	– 0	–

Net increase (decrease) in net asset value from operations	24.30		4.27		6.22		4.03		(25.06)	27.85

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)

Net asset value, end of period	$ 96.78		$ 72.48		$ 68.21		$ 61.99		$ 57.96	$ 89.79

Total Return

Total investment return based on net asset value(f)(g)	33.43%		6.34%		10.04%		6.95%		(30.40)%	41.48	%(h)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$373,543		$357,023		$439,659		$484,889		$597,941	$824,332

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(i)	.88	%(j)	.88%		.86%		.83%		.84%	.84%

Expenses, before waivers/reimbursements‡(i)	.88	%(j)	.88%		.86%		.83%		.84%	.84%

Net investment loss(c)	(.51	)%(j)	(.36)%		(.39)%		(.26)%		(.50)%	(.59)%

Portfolio turnover rate	116%		72%		78%		65%		54%	74%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(j)	.00%		.01%		.01%		.00%	.00%

See footnote summary on page 29.

ABFunds.com	AB Small Cap Growth Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31,
			2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 73.31		$ 68.92		$ 62.58		$ 58.47		$ 90.46	$ 69.68

Income From Investment Operations

Net investment loss(b)(c)	( .30)		(.19)		(.18)		(.11)		(.30)	(.43)

Net realized and unrealized gain (loss) on investment transactions	24.96		4.58		6.52		4.22		(24.92)	28.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (e)	– 0	–

Net increase (decrease) in net asset value from operations	24.66		4.39		6.34		4.11		(25.22)	28.11

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(6.77)	(7.33)

Net asset value, end of period	$ 97.97		$ 73.31		$ 68.92		$ 62.58		$ 58.47	$ 90.46

Total Return

Total investment return based on net asset value(f)(g)	33.56%		6.43%		10.13%		7.03%		(30.34)%	41.62	%(h)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$858,539		$871,815		$1,110,785		$1,172,303		$1,056,456	$1,118,142

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(i)	.78	%(j)	.78%		.76%		.77%		.76%	.75%

Expenses, before waivers/reimbursements‡(i)	.79	%(j)	.78%		.77%		.77%		.76%	.75%

Net investment loss(c)	(.41	)%(j)	(.26)%		(.29)%		(.20)%		(.41)%	(.51)%

Portfolio turnover rate	116%		72%		78%		65%		54%	74%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(j)	.00%		.01%		.01%		.00%	.00%

See footnote summary on page 29.

28 AB Small Cap Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended July 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.06		.11%	.11%

Class C	$.07	(k)	.11%	.11%

Advisor Class	$.07		.11%	.11%

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended June 30, 2026, and for the years ended July 31, 2025 and July 31, 2024 by .02% and .01% and .01%, respectively.

(h)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(i)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and for the year ended July 31, 2025, such waiver amounted to .01%(annualized) and .01%.

(j)	Annualized.

(k)	Per share amounts have been adjusted to reflect the 1 for 2.6547 reverse share split effective October 20, 2025.

See notes to financial statements.

ABFunds.com	AB Small Cap Growth Portfolio 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Small Cap Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Small Cap Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the statements of changes in net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025, the financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the changes in its net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025 and its financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

30 AB Small Cap Growth Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Small Cap Growth Portfolio 31

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Small Cap Growth Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

32 AB Small Cap Growth Portfolio	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

ABFunds.com	AB Small Cap Growth Portfolio 33

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about

34 AB Small Cap Growth Portfolio	ABFunds.com

the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make

ABFunds.com	AB Small Cap Growth Portfolio 35

comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in

36 AB Small Cap Growth Portfolio	ABFunds.com

services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Small Cap Growth Portfolio 37

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

38 AB Small Cap Growth Portfolio	ABFunds.com

each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that

ABFunds.com	AB Small Cap Growth Portfolio 39

there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advi-

40 AB Small Cap Growth Portfolio	ABFunds.com

sory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the

ABFunds.com	AB Small Cap Growth Portfolio 41

expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

42 AB Small Cap Growth Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Small Cap Growth Portfolio 43

NOTES

44 AB Small Cap Growth Portfolio	ABFunds.com

AB SMALL CAP GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SCG-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SMALL CAP VALUE PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Financials – 25.4%
Banks – 19.2%
1st Source Corp.	51,088	$4,167,759
Amalgamated Financial Corp.	150,969	6,929,477
Bank of Marin Bancorp	116,745	3,233,836
Bridgewater Bancshares, Inc.(a)	189,711	3,991,519
Civista Bancshares, Inc.	148,671	4,195,496
Eagle Bancorp, Inc.	253,686	7,202,146
First BanCorp/Puerto Rico	277,593	7,236,849
First Bancorp/Southern Pines NC	91,052	5,820,954
Flagstar Bank NA	404,422	6,042,065
Heritage Financial Corp./WA	212,653	6,298,782
HomeTrust Bancshares, Inc.	65,134	3,249,535
Horizon Bancorp, Inc.	316,765	6,328,965
Independent Bank Corp.	59,185	4,954,968
Mid Penn Bancorp, Inc.	104,769	3,650,152
Nicolet Bankshares, Inc.	50,381	8,332,514
Texas Capital Bancshares, Inc.	51,896	5,358,781
TriCo Bancshares	105,478	5,679,990
UMB Financial Corp.	56,225	8,026,681
WaFd, Inc.	203,385	7,803,882
WSFS Financial Corp.	31,598	2,424,515

		110,928,866

Capital Markets – 1.8%
Federated Hermes, Inc.	88,972	4,913,034
PJT Partners, Inc. – Class A	35,368	5,338,446

		10,251,480

Financial Services – 2.0%
HA Sustainable Infrastructure Capital, Inc.	175,958	6,871,160
Walker & Dunlop, Inc.	84,273	4,609,733

		11,480,893

Insurance – 2.4%
Hanover Insurance Group, Inc. (The)	28,084	6,013,346
Horace Mann Educators Corp.	154,324	7,970,835

		13,984,181

		146,645,420

Industrials – 21.4%
Aerospace & Defense – 1.3%
Ducommun, Inc.(a)	39,961	7,401,177

Air Freight & Logistics – 0.9%
GXO Logistics, Inc.(a)	105,630	5,355,441

Building Products – 1.5%
Gibraltar Industries, Inc.(a)	104,991	4,735,094
Tecnoglass, Inc.(b)	83,151	3,892,298

		8,627,392

ABFunds.com	AB Small Cap Value Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.0%
Onterris, Inc.(a)	299,995	$6,062,899

Construction & Engineering – 4.0%
BrightView Holdings, Inc.(a)	465,052	6,589,787
Cardinal Infrastructure Group, Inc. – Class A(a)	106,285	10,012,047
WillScot Holdings Corp.	230,411	6,649,661

		23,251,495

Ground Transportation – 1.5%
ArcBest Corp.	9,292	1,333,774
FTAI Infrastructure, Inc.(b)	810,955	3,762,831
Knight-Swift Transportation Holdings, Inc.	42,442	3,304,958

		8,401,563

Machinery – 4.5%
Blue Bird Corp.(a)	77,875	6,149,010
JBT Marel Corp.	48,661	7,055,845
Tennant Co.	62,218	5,446,564
Terex Corp.	99,491	7,202,153

		25,853,572

Marine Transportation – 0.8%
Kirby Corp.(a)	33,417	4,543,710

Passenger Airlines – 0.6%
Alaska Air Group, Inc.(a)	67,528	3,524,962

Professional Services – 4.4%
First Advantage Corp.(a)	384,348	6,937,481
Franklin Covey Co.(a)(b)	235,557	5,778,213
ICF International, Inc.	77,117	5,618,745
KBR, Inc.	63,580	2,195,417
Robert Half, Inc.	165,341	5,075,969

		25,605,825

Trading Companies & Distributors – 0.9%
Boise Cascade Co.	65,690	5,099,515

		123,727,551

Consumer Discretionary – 12.7%
Automobile Components – 3.2%
BorgWarner, Inc.	106,692	7,084,349
Strattec Security Corp.(a)	52,370	4,265,536
Versigent PLC(a)	166,170	6,980,802

		18,330,687

Automobiles – 0.3%
Winnebago Industries, Inc.	55,423	1,731,415

Diversified Consumer Services – 2.8%
ADT, Inc.	659,221	4,284,937
Frontdoor, Inc.(a)	95,025	7,372,990
Laureate Education, Inc.(a)	124,598	4,525,399

		16,183,326

2 AB Small Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.1%
Bloomin’ Brands, Inc.	537,843	$4,915,885
Monarch Casino & Resort, Inc.	57,045	7,507,692

		12,423,577

Household Durables – 0.6%
Taylor Morrison Home Corp.(a)	45,223	3,244,298

Leisure Products – 0.9%
Callaway Golf Co.(a)	287,016	5,393,031

Specialty Retail – 0.9%
Winmark Corp.	11,668	4,936,497

Textiles, Apparel & Luxury Goods – 1.9%
Oxford Industries, Inc.	133,912	4,669,511
Rocky Brands, Inc.	149,982	6,185,258

		10,854,769

		73,097,600

Information Technology – 8.2%
Communications Equipment – 2.1%
Calix, Inc.(a)	103,884	3,876,951
Extreme Networks, Inc.(a)	257,037	8,320,288

		12,197,239

Electronic Equipment, Instruments & Components – 2.5%
Crane NXT Co.	117,384	6,005,365
Plexus Corp.(a)	28,137	8,459,952

		14,465,317

Semiconductors & Semiconductor Equipment – 1.8%
FormFactor, Inc.(a)	37,388	5,979,463
Universal Display Corp.	52,387	4,536,190

		10,515,653

Software – 1.8%
ACI Worldwide, Inc.(a)	75,773	3,810,624
Commvault Systems, Inc.(a)	46,502	6,590,729

		10,401,353

		47,579,562

Real Estate – 6.9%
Diversified REITs – 0.7%
Broadstone Net Lease, Inc.	213,699	4,417,158

Health Care REITs – 0.6%
American Healthcare REIT, Inc.	66,714	3,479,135

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	29,869	3,839,660

Industrial REITs – 0.5%
STAG Industrial, Inc.	81,409	3,098,427

ABFunds.com	AB Small Cap Value Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Office REITs – 1.3%
COPT Defense Properties	201,087	$7,317,556

Residential REITs – 1.0%
Independence Realty Trust, Inc.	338,199	5,644,541

Retail REITs – 1.6%
Acadia Realty Trust	249,927	5,225,973
NETSTREIT Corp.(b)	183,260	3,872,284

		9,098,257

Specialized REITs – 0.5%
CubeSmart	73,062	2,905,676

		39,800,410

Health Care – 6.3%
Biotechnology – 1.4%
Cytokinetics, Inc.(a)	60,974	5,194,375
Praxis Precision Medicines, Inc. – Class I(a)	9,272	3,104,173

		8,298,548

Health Care Equipment & Supplies – 3.3%
Envista Holdings Corp.(a)	249,647	6,578,198
Globus Medical, Inc. – Class A(a)	91,395	7,221,119
Integer Holdings Corp.(a)(b)	54,330	5,077,139

		18,876,456

Health Care Providers & Services – 0.6%
Pediatrix Medical Group, Inc.(a)	149,393	3,784,125

Life Sciences Tools & Services – 1.0%
Bio-Techne Corp.	80,593	5,693,895

		36,653,024

Energy – 5.5%
Energy Equipment & Services – 2.9%
Seadrill Ltd.(a)	191,518	7,243,211
Select Water Solutions, Inc.	475,390	9,498,292

		16,741,503

Oil, Gas & Consumable Fuels – 2.6%
Magnolia Oil & Gas Corp. – Class A	236,763	6,056,397
Matador Resources Co.	123,955	6,170,480
NexGen Energy Ltd.(a)	318,918	2,994,640

		15,221,517

		31,963,020

Materials – 5.2%
Chemicals – 3.3%
AdvanSix, Inc.	166,527	3,310,557
Avient Corp.	157,041	5,804,235
Element Solutions, Inc.	154,426	7,373,842
Methanex Corp.	55,741	2,572,447

		19,061,081

4 AB Small Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Containers & Packaging – 0.9%
O-I Glass, Inc.(a)	527,810	$5,082,810

Metals & Mining – 1.0%
Worthington Steel, Inc.	183,228	6,152,796

		30,296,687

Utilities – 3.5%
Electric Utilities – 1.1%
IDACORP, Inc.	42,495	6,429,493

Gas Utilities – 2.0%
Chesapeake Utilities Corp.	38,946	4,770,106
ONE Gas, Inc.	86,621	6,675,881

		11,445,987

Independent Power and Renewable Electricity Producers – 0.4%
Fervo Energy Co. – Class A(a)	78,782	2,302,798

		20,178,278

Consumer Staples – 3.2%
Consumer Staples Distribution & Retail – 1.0%
Sprouts Farmers Market, Inc.(a)	71,329	6,033,007

Food Products – 1.2%
Seneca Foods Corp. – Class A(a)	39,672	6,900,548

Household Products – 1.0%
WD-40 Co.	22,397	5,456,805

		18,390,360

Communication Services – 0.6%
Media – 0.6%
Scholastic Corp.(b)	68,756	3,162,776

Total Common Stocks (cost $440,750,368)		571,494,688

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $6,434,608)	6,434,608	6,434,608

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $447,184,976)		577,929,296

ABFunds.com	AB Small Cap Value Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $3,705,878)	3,705,878	$3,705,878

Total Investments – 100.7% (cost $450,890,854)		581,635,174
Other assets less liabilities – (0.7)%		(3,992,032)

Net Assets – 100.0%		$577,643,142

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Small Cap Value Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $440,750,368)	$571,494,688	(a)
Affiliated issuers (cost $10,140,486—including investment of cash collateral for securities loaned of $3,705,878)	10,140,486
Cash	8,938
Receivable for investment securities sold	2,106,160
Unaffiliated dividends receivable	530,304
Receivable for capital stock sold	194,634
Affiliated dividends receivable	21,635
Receivable due from Adviser	1,661

Total assets	584,498,506

Liabilities
Payable for collateral received on securities loaned	3,705,878
Payable for investment securities purchased	1,935,849
Payable for capital stock redeemed	635,814
Advisory fee payable	375,886
Administrative fee payable	43,841
Distribution fee payable	19,064
Transfer Agent fee payable	4,821
Directors’ fees payable	489
Accrued expenses	133,722

Total liabilities	6,855,364

Net Assets	$577,643,142

Composition of Net Assets
Capital stock, at par	$3,190
Additional paid-in capital	403,765,195
Distributable earnings	173,874,757

Net Assets	$577,643,142

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$95,793,463	5,346,048	$17.92	*

C	$94,837	5,679	$16.70

Advisor	$481,754,842	26,552,714	$18.14

(a)	Includes securities on loan with a value of $4,527,299 (see Note E).

*	The maximum offering price per share for Class A shares was $18.72 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Small Cap Value Portfolio 7

STATEMENT OF OPERATIONS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $17,863 and $39,268)	$5,253,730		$9,828,660
Affiliated issuers	103,006		249,495
Interest	717		877
Securities lending income, net	8,739		17,246
Other income(b)	– 0	–	43,419

Total income	5,366,192		10,139,697
Expenses
Advisory fee (see Note B)	2,629,117		4,500,782
Distribution fee—Class A	123,956		212,279
Distribution fee—Class C	708		2,133
Transfer agency—Class A	29,342		32,485
Transfer agency—Class C	46		104
Transfer agency—Advisor Class	161,259		181,032
Custody and accounting	59,287		118,507
Audit and tax	54,406		57,333
Administrative	50,957		94,111
Legal	28,344		48,999
Printing	27,918		30,335
Registration fees	24,392		56,960
Directors’ fees	11,414		21,191
Miscellaneous	19,081		48,026

Total expenses	3,220,227		5,404,277
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(8,597)		(18,253)

Net expenses	3,211,630		5,386,024

Net investment income	2,154,562		4,753,673

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions	51,823,790		29,094,880
Net change in unrealized appreciation (depreciation) of investments	86,785,371		(74,456,680)

Net gain (loss) on investment transactions	138,609,161		(45,361,800)

Net Increase (Decrease) in Net Assets from Operations	$140,763,723		$(40,608,127)

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB Small Cap Value Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,154,562	$4,753,673	$5,795,657
Net realized gain on investment transactions	51,823,790	29,094,880	27,208,736
Net change in unrealized appreciation (depreciation) of investments	86,785,371	(74,456,680)	140,994,411

Net increase (decrease) in net assets from operations	140,763,723	(40,608,127)	173,998,804
Distributions to Shareholders
Class A	(3,545,589)	(3,680,582)	(301,408)
Class C	(6,177)	(9,508)	– 0	–
Advisor Class	(21,376,794)	(20,699,221)	(2,706,487)
Capital Stock Transactions
Net decrease	(80,017,798)	(37,931,769)	(110,352,383)

Total increase (decrease)	35,817,365	(102,929,207)	60,638,526
Net Assets
Beginning of period	541,825,777	644,754,984	584,116,458

End of period	$577,643,142	$541,825,777	$644,754,984

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

ABFunds.com	AB Small Cap Value Portfolio 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Value Portfolio (the “Fund”), a diversified portfolio. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer,

ABFunds.com	AB Small Cap Value Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$571,494,688		$	– 0	–	$	– 0	–	$571,494,688
Short-Term Investments	6,434,608			– 0	–		– 0	–	6,434,608
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,705,878			– 0	–		– 0	–	3,705,878

Total Investments in Securities	581,635,174			– 0	–		– 0	–	581,635,174
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$581,635,174		$	– 0	–	$	– 0	–	$581,635,174

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

ABFunds.com	AB Small Cap Value Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

14 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transactions costs) on an annual basis (the “Expense Caps”), to 1.25%, 2.00%, and 1.00% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. The Expense Caps will extend through February 28, 2027 and then may be extended by the Adviser for additional one year terms. For the year period ended June 30, 2026 and the year ended November 30, 2025, there were no such reimbursements.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to

ABFunds.com	AB Small Cap Value Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year period ended June 30, 2026 and the year ended November 30, 2025, the reimbursement for such services amounted to $50,957 and $94,111, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $32,943 and $60,202, for the year period ended June 30, 2026 and the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $100 from the sale of Class A shares and received $-0- and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $43,419 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year period ended June 30, 2026 and the year ended November 30, 2025, such waiver amounted to $5,881 and $12,051, respectively.

16 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$	– 0	–	$115,496	$109,062	$6,434	$103
AB Government Money Market Portfolio*		7,942		44,721	48,957	3,706	4

Total						$10,140	$107

*	Investments of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)			Dividend Income (000)
AB Government Money Market Portfolio	$2,458	$177,569	$180,027	$	– 0	–	$249
AB Government Money Market Portfolio*	2,827	99,137	94,022		7,942		6

Total					$7,942		$255

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $970 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

ABFunds.com	AB Small Cap Value Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$202,638,425		$304,520,666
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$414,943,392		$476,229,333
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$456,907,486

Gross unrealized appreciation	$141,531,720
Gross unrealized depreciation	(16,804,032)

Net unrealized appreciation	$124,727,688

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and the year November 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct

18 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to

ABFunds.com	AB Small Cap Value Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$4,527,299	$3,705,878	$983,509	$4,833	$3,906	$2,716

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,769,490	$7,942,422	$5,127,436	$10,957	$6,289	$6,202

*	As of November 30, 2025.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024		December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	35,150	149,616	168,596		$544,355	$2,132,055	$2,296,414

Shares issued in reinvestment of dividends and distributions	236,639	226,251	22,422		3,386,301	3,479,746	279,150

Shares converted from Class C	1,663	378	– 0	–	26,764	5,624	– 0	–

Shares redeemed	(387,704)	(1,231,570)	(2,994,881)		(5,953,890)	(17,238,390)	(42,226,929)

Net decrease	(114,252)	(855,325)	(2,803,863)		$(1,996,470)	$(11,620,965)	$(39,651,365)

20 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025	Year Ended November 30, 2024		December 1, 2025 to June 30, 2026(a)			Year Ended November 30, 2025	Year Ended November 30, 2024

Class C
Shares sold	– 0	–	1,941	– 0	–	$	– 0	–	$27,000	$	– 0	–

Shares issued in reinvestment of dividends and distributions	389		437	– 0	–		5,212		6,312		– 0	–

Shares converted to Class A	(1,782)		(404)	– 0	–		(26,764)		(5,624)		– 0	–

Shares redeemed	(3,836)		(10,983)	(3,119)			(54,939)		(135,888)		(42,261)

Net decrease	(5,229)		(9,009)	(3,119)			$(76,491)		$(108,200)		$(42,261)

Advisor Class
Shares sold	1,755,422		5,407,730	6,221,643			$27,766,508		$78,369,763		$87,690,626

Shares issued in reinvestment of dividends and distributions	1,316,840		1,187,322	163,698			19,054,678		18,462,856		2,059,327

Shares redeemed	(7,689,689)		(8,484,628)	(11,197,785)			(124,766,023)		(123,035,223)		(160,408,710)

Net decrease	(4,617,427)		(1,889,576)	(4,812,444)			$(77,944,837)		$(26,202,604)		$(70,658,757)

(a)	The Fund changed its fiscal year end from November 30 to June 30.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and

ABFunds.com	AB Small Cap Value Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	December 1, 2025 to June 30, 2026	Year ended November 30, 2025	Year ended November 30, 2024
Distributions paid from:
Ordinary income	$4,654,864	$22,620,438	$3,007,895
Net long-term capital gains	20,273,696	1,768,873	– 0	–

Total taxable distributions paid	$24,928,560	$24,389,311	$3,007,895

22 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$27,027,790
Undistributed capital gains	22,119,279
Unrealized appreciation (depreciation)	124,727,688	(a)

Total accumulated earnings (deficit)	$173,874,757

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Small Cap Value Portfolio 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.62	$ 16.19	$ 12.29	$ 14.24	$ 16.37	$ 11.74

Income From Investment Operations

Net investment income(b)(c)	.04	.09	(d)	.10	.06	.07	.02

Net realized and unrealized gain (loss) on investment transactions	3.91	(1.08)	3.83	(1.38)	(1.04)	4.65

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	3.95	(.99)	3.93	(1.32)	(.97)	4.67

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.14)	(.03)	(.09)	(.01)	(.04)

Distributions from net realized gain on investment transactions	(.57)	(.44)	– 0	–	(.54)	(1.15)	– 0	–

Total dividends and distributions	(.65)	(.58)	(.03)	(.63)	(1.16)	(.04)

Net asset value, end of period	$ 17.92	$ 14.62	$ 16.19	$ 12.29	$ 14.24	$ 16.37

Total Return

Total investment return based on net asset value(f)	28.14%	(6.27	)%(d)	32.08%	(9.52)%	(6.72)%	39.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95,793	$79,852	$102,252	$112,084	$162,522	$177,607

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.19	%(g)	1.17%	1.16%	1.17%	1.16%	1.17%

Expenses, before waivers/reimbursements	1.19	%(g)	1.17%	1.17%	1.17%	1.16%	1.17%

Net investment income(c)	.44	%(g)	.64	%(d)	.74%	.44%	.50%	.13%

Portfolio turnover rate	36%	74%	60%	59%	47%	50%

See footnote summary on page 27.

24 AB Small Cap Value Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 13.65		$ 15.16		$ 11.56		$ 13.43		$ 15.59		$ 11.23

Income From Investment Operations

Net investment income (loss)(b)(c)	(.03)		(.02	)(d)	.00	(e)	(.04)		(.02)		(.10)

Net realized and unrealized gain (loss) on investment transactions	3.65		(1.01)		3.60		(1.29)		(.99)		4.46

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	3.62		(1.03)		3.60		(1.33)		(1.01)		4.36

Less: Distributions

Dividends from net investment income	– 0	–	(.04)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.57)		(.44)		– 0	–	(.54)		(1.15)		– 0	–

Total distributions	(.57)		(.48)		– 0	–	(.54)		(1.15)		– 0	–

Net asset value, end of period	$ 16.70		$ 13.65		$ 15.16		$ 11.56		$ 13.43		$ 15.59

Total Return

Total investment return based on net asset value(f)	27.52%		(6.99	)%(d)	31.14%		(10.16)%		(7.35)%		38.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95		$149		$302		$266		$330		$477

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.94	%(g)	1.93%		1.92%		1.92%		1.76%		1.90%

Expenses, before waivers/reimbursements	1.94	%(g)	1.93%		1.92%		1.93%		1.92%		1.92%

Net investment income (loss)(c)	(.32	)%(g)	(.13	)%(d)	(.03)%		(.30)%		(.16)%		(.65)%

Portfolio turnover rate	36%		74%		60%		59%		47%		50%

See footnote summary on page 27.

ABFunds.com	AB Small Cap Value Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.82	$ 16.40	$ 12.46	$ 14.42	$ 16.57	$ 11.88

Income From Investment Operations

Net investment income(b)(c)	.06	.13	(d)	.14	.09	.11	.06

Net realized and unrealized gain (loss) on investment transactions	3.95	(1.08)	3.87	(1.39)	(1.06)	4.70

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.01	(.95)	4.01	(1.30)	(.95)	4.76

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.19)	(.07)	(.12)	(.05)	(.07)

Distributions from net realized gain on investment transactions	(.57)	(.44)	– 0	–	(.54)	(1.15)	– 0	–

Total dividends and distributions	(.69)	(.63)	(.07)	(.66)	(1.20)	(.07)

Net asset value, end of period	$ 18.14	$ 14.82	$ 16.40	$ 12.46	$ 14.42	$ 16.57

Total Return

Total investment return based on net asset value(f)	28.23%	(5.99	)%(d)	32.37%	(9.22)%	(6.53)%	40.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$481,755	$461,825	$542,201	$471,766	$520,700	$456,033

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.94	%(g)	.92%	.92%	.92%	.91%	.92%

Expenses, before waivers/reimbursements	.94	%(g)	.92%	.92%	.92%	.91%	.92%

Net investment income(c)	.69	%(g)	.88	%(d)	.98%	.71%	.79%	.38%

Portfolio turnover rate	36%	74%	60%	59%	47%	50%

See footnote summary on page 27.

26 AB Small Cap Value Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(e)	.01%	.01%

Class C	$.00	(e)	.01%	.01%

Advisor Class	$.00	(e)	.01%	.01%

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Annualized.

See notes to financial statements.

ABFunds.com	AB Small Cap Value Portfolio 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Small Cap Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Small Cap Value Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025, the financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025 and its financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

28 AB Small Cap Value Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Small Cap Value Portfolio 29

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 78.10% of dividends paid as qualified dividend income. For corporate shareholders, 77.98% of dividends paid qualify for the dividends received deduction. The Fund designates $20,273,696 of dividends paid as long-term capital gain dividends.

For foreign shareholders, 2.71% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

30 AB Small Cap Value Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Small Cap Value Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

ABFunds.com	AB Small Cap Value Portfolio 31

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

32 AB Small Cap Value Portfolio	ABFunds.com

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

ABFunds.com	AB Small Cap Value Portfolio 33

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also

34 AB Small Cap Value Portfolio	ABFunds.com

considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the

ABFunds.com	AB Small Cap Value Portfolio 35

Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

36 AB Small Cap Value Portfolio	ABFunds.com

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Value Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

ABFunds.com	AB Small Cap Value Portfolio 37

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund,

38 AB Small Cap Value Portfolio	ABFunds.com

including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in certain periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by

ABFunds.com	AB Small Cap Value Portfolio 39

other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians.

40 AB Small Cap Value Portfolio	ABFunds.com

Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Small Cap Value Portfolio 41

NOTES

42 AB Small Cap Value Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Small Cap Value Portfolio 43

NOTES

44 AB Small Cap Value Portfolio	ABFunds.com

AB SMALL CAP VALUE PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SCV-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.9%
Information Technology – 19.4%
Communications Equipment – 1.1%
Cisco Systems, Inc.	78,860	$9,262,896
Motorola Solutions, Inc.	18,625	7,734,776

		16,997,672

IT Services – 0.3%
International Business Machines Corp.	13,856	3,896,446

Semiconductors & Semiconductor Equipment – 10.9%
Advanced Micro Devices, Inc.(a)	21,686	12,597,614
Applied Materials, Inc.	29,003	20,969,169
Broadcom, Inc.	61,365	23,180,629
Intel Corp.(a)	61,535	8,592,132
Micron Technology, Inc.	20,404	23,552,133
NVIDIA Corp.	312,736	62,575,346
NXP Semiconductors NV	25,922	7,284,860
QUALCOMM, Inc.	15,150	2,799,568

		161,551,451

Software – 3.0%
Microsoft Corp.(b)	94,433	35,225,398
Oracle Corp.	26,624	3,901,747
Salesforce, Inc.	28,806	4,512,748

		43,639,893

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	168,882	48,867,696
Dell Technologies, Inc. – Class C	5,575	2,405,389
Epic Games, Inc.(a)(c)(d)	5,074	3,015,275
Seagate Technology Holdings PLC	5,991	5,781,315

		60,069,675

		286,155,137

Financials – 9.4%
Banks – 4.0%
Bank of America Corp.	189,033	10,771,100
Citigroup, Inc.	55,065	7,706,897
Fifth Third Bancorp	83,734	4,720,086
JPMorgan Chase & Co.	53,248	17,429,668
US Bancorp	146,877	8,871,371
Wells Fargo & Co.(b)	110,778	9,154,694

		58,653,816

Capital Markets – 1.0%
Charles Schwab Corp. (The)	44,480	4,104,170
Goldman Sachs Group, Inc. (The)	3,801	3,844,217
Jefferies Financial Group, Inc.	85,326	4,264,593
Morgan Stanley	15,490	3,238,030

		15,451,010

ABFunds.com	AB Select US Long/Short Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.7%
Capital One Financial Corp.	44,197	$8,866,802
Stripe, Inc.(a)(c)(d)	24,598	1,601,207

		10,468,009

Financial Services – 3.4%
Apollo Global Management, Inc.	11,723	1,386,948
Berkshire Hathaway, Inc. – Class B(a)	55,903	27,973,302
Visa, Inc. – Class A(b)	60,802	20,860,559

		50,220,809

Insurance – 0.3%
Progressive Corp. (The)	18,378	4,014,674

		138,808,318

Industrials – 5.7%
Aerospace & Defense – 1.5%
Boeing Co. (The)(a)	22,866	4,949,803
Honeywell Aerospace, Inc.(a)	16,572	3,663,738
Northrop Grumman Corp.	10,020	5,103,286
RTX Corp.	47,632	9,037,220

		22,754,047

Electrical Equipment – 0.7%
Eaton Corp. PLC	13,008	5,542,969
GE Vernova, Inc.	4,242	4,983,756

		10,526,725

Ground Transportation – 0.7%
Union Pacific Corp.	35,834	9,746,848

Industrial Conglomerates – 1.2%
3M Co.	88,962	14,403,837
Honeywell International, Inc.	16,573	3,710,695

		18,114,532

Machinery – 1.3%
Caterpillar, Inc.	8,160	8,689,584
Parker-Hannifin Corp.	10,059	9,838,909

		18,528,493

Passenger Airlines – 0.3%
United Airlines Holdings, Inc.(a)	35,917	4,884,353

		84,554,998

Health Care – 5.5%
Biotechnology – 0.6%
AbbVie, Inc.	36,158	9,098,799

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	47,106	4,274,399
Medtronic PLC	59,954	4,690,201
Stryker Corp.	10,787	3,396,179

		12,360,779

2 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.1%
CVS Health Corp.	67,533	$6,986,289
UnitedHealth Group, Inc.	23,601	9,809,283

		16,795,572

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	10,180	5,103,845

Pharmaceuticals – 2.6%
Eli Lilly & Co.	13,614	16,329,040
Johnson & Johnson(b)	53,450	13,574,696
Merck & Co., Inc.	61,893	7,953,251

		37,856,987

		81,215,982

Communication Services – 5.4%
Diversified Telecommunication Services – 0.2%
AT&T, Inc.	105,303	2,179,772

Entertainment – 0.6%
Netflix, Inc.(a)	64,318	4,592,305
Walt Disney Co. (The)(b)	49,183	4,733,864

		9,326,169

Interactive Media & Services – 4.4%
Alphabet, Inc. – Class A	135,714	48,500,112
Meta Platforms, Inc. – Class A(b)	28,644	16,134,879

		64,634,991

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.	18,764	3,147,286

		79,288,218

Consumer Discretionary – 3.5%
Broadline Retail – 2.1%
Amazon.com, Inc.(a)(b)	126,995	30,267,989

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.	35,532	6,333,224
McDonald’s Corp.	10,637	2,875,287

		9,208,511

Specialty Retail – 0.8%
Home Depot, Inc. (The)(b)	21,896	7,722,281
Lowe’s Cos., Inc.	17,655	3,892,751

		11,615,032

		51,091,532

Consumer Staples – 2.6%
Beverages – 0.9%
Coca-Cola Co. (The)	110,293	8,963,512
PepsiCo, Inc.	29,695	4,020,703

		12,984,215

ABFunds.com	AB Select US Long/Short Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 0.8%
Costco Wholesale Corp.	5,897	$5,516,466
Walmart, Inc.	57,691	6,534,083

		12,050,549

Household Products – 0.5%
Procter & Gamble Co. (The)	54,849	8,043,058

Tobacco – 0.4%
Philip Morris International, Inc.	33,774	6,110,054

		39,187,876

Energy – 2.4%
Energy Equipment & Services – 0.2%
SLB Ltd.	73,051	3,396,141

Oil, Gas & Consumable Fuels – 2.2%
Chevron Corp.	49,020	8,125,555
EOG Resources, Inc.(b)	54,123	7,021,377
Exxon Mobil Corp.	86,366	11,807,959
Williams Cos., Inc. (The)	78,087	5,804,988

		32,759,879

		36,156,020

Utilities – 1.1%
Electric Utilities – 1.0%
Constellation Energy Corp.	9,979	2,478,484
NextEra Energy, Inc.	65,408	5,740,860
PPL Corp.	183,943	6,686,328

		14,905,672

Independent Power and Renewable Electricity Producers – 0.1%
Vistra Corp.	11,473	1,819,962

		16,725,634

Materials – 0.9%
Chemicals – 0.9%
Linde PLC	16,160	8,386,070
Sherwin-Williams Co. (The)	14,099	4,854,568

		13,240,638

Total Common Stocks (cost $723,327,750)		826,424,353

4 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a)(c)(d)	4,614	$	– 0	–
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a)(c)(d)(e)	9,228		– 0	–

			– 0	–

Total Warrants (cost $52,400)			– 0	–

SHORT-TERM INVESTMENTS – 42.9%
Investment Companies – 42.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(f)(g)(h) (cost $634,407,822)	634,407,822		634,407,822

Total Investments Before Securities Sold Short – 98.8% (cost $1,357,787,972)			1,460,832,175

SECURITIES SOLD SHORT – (2.5)%
COMMON STOCKS – (0.2)%
Real Estate – (0.2)%
Hotel & Resort REITs – (0.1)%
Chatham Lodging Trust	(55,972)		(740,510)

Retail REITs – (0.1)%
Acadia Realty Trust	(42,168)		(881,733)
Agree Realty Corp.	(8,417)		(637,503)

			(1,519,236)

			(2,259,746)

Financials – (0.0)%
Mortgage Real Estate Investment Trusts (REITs) – (0.0)%
Blackstone Mortgage Trust, Inc. – Class A	(40,821)		(691,916)

Information Technology – (0.0)%
Software – (0.0)%
Roper Technologies, Inc.	(1,641)		(555,298)

Total Common Stocks (proceeds $3,626,149)			(3,506,960)

ABFunds.com	AB Select US Long/Short Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – (2.3)%
Funds and Investment Trusts – (2.3)%(h)
iShares 20+ Year Treasury Bond ETF(h) (proceeds $33,865,414)	(396,556)	$(34,270,370)

Total Securities Sold Short (proceeds $37,491,563)		(37,777,330)

Total Investments, Net of Securities Sold Short – 96.3% (cost $1,320,296,409)		1,423,054,845
Other assets less liabilities – 3.7%		55,115,929

Net Assets – 100.0%		$1,478,170,774

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	42	September 2026	$15,851,325	$(271,529)

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize short sales.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Escrow shares.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $723,380,150)	$826,424,353
Affiliated issuers (cost $634,407,822)	634,407,822
Cash	91,837
Cash collateral due from broker	2,855,824
Foreign currencies, at value (cost $1,082,123)	1,091,814
Deposit at broker for securities sold short	47,385,533
Receivable for investment securities sold	3,890,254
Receivable for variation margin on futures	2,671,764
Affiliated dividends receivable	1,724,728
Unaffiliated dividends receivable	499,537
Receivable for capital stock sold	457,785
Receivable due from Adviser	99,086

Total assets	1,521,600,337

Liabilities
Payable for securities sold short, at value (proceeds received $37,491,563)	37,777,330
Payable for investment securities purchased	2,863,011
Advisory fee payable	1,820,419
Payable for capital stock redeemed	565,180
Administrative fee payable	54,617
Dividends payable	35,464
Distribution fee payable	34,715
Transfer Agent fee payable	17,737
Directors’ fees payable	845
Accrued expenses	260,245

Total liabilities	43,429,563

Net Assets	$1,478,170,774

Composition of Net Assets
Capital stock, at par	$9,859
Additional paid-in capital	1,353,017,535
Distributable earnings	125,143,380

Net Assets	$1,478,170,774

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$112,934,433	7,824,498	$14.43	*

C	$13,727,687	1,083,401	$12.67

Advisor	$1,323,491,588	87,833,067	$15.07

I	$28,017,066	1,850,323	$15.14

*	The maximum offering price per share for Class A shares was $15.07 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 7

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Affiliated Issuers	$25,906,813
Unaffiliated Issuers (net of foreign taxes withheld of $15,696)	10,412,259
Interest	686,840
Securities lending income, net	1,117	$37,007,029

Expenses
Advisory fee (see Note B)	22,690,604
Distribution fee—Class A	287,070
Distribution fee—Class C	172,564
Transfer agency—Class A	90,796
Transfer agency—Class C	13,336
Transfer agency—Advisor Class	1,063,349
Transfer agency—Class I	7,699
Custody and accounting	288,539
Administrative	108,706
Registration fees	101,179
Printing	93,248
Audit and tax	63,686
Legal	61,023
Directors’ fees	31,490
Miscellaneous	82,339

Total operating expenses	25,155,628
Dividend expense on securities sold short and interest expense	712,014

Total expenses	25,867,642
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,388,014)

Net expenses		24,479,628

Net investment income		12,527,401

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		133,136,400
Securities Sold Short		(594,409)
Futures		(7,210,981)
Net change in unrealized appreciation (depreciation) of:
Investments		9,900,195
Securities sold short		(398,111)
Futures		(271,529)
Foreign currency denominated assets and liabilities		(37,962)

Net gain on investment and foreign currency transactions		134,523,603

Net Increase in Net Assets from Operations		$147,051,004

See notes to financial statements.

8 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,527,401	$13,989,330
Net realized gain on investment and foreign currency transactions	125,331,010	182,312,663
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	9,192,593	(48,654,498)
Contributions from Affiliates (see Note B)	– 0	–	102,492

Net increase in net assets from operations.	147,051,004	147,749,987
Distributions to Shareholders
Class A	(14,188,863)	(7,999,020)
Class C	(2,374,741)	(1,515,580)
Advisor Class	(160,209,204)	(87,187,802)
Class I	(5,311,294)	(2,281,433)
Capital Stock Transactions
Net increase (decrease)	(17,937,463)	42,218,917

Total increase (decrease)	(52,970,561)	90,985,069
Net Assets
Beginning of period	1,531,141,335	1,440,156,266

End of period	$1,478,170,774	$1,531,141,335

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

10 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Select US Long/Short Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$283,139,862		$	– 0	–	$3,015,275		$286,155,137
Financials	137,207,111			– 0	–	1,601,207		138,808,318
Industrials	84,554,998			– 0	–	– 0	–	84,554,998
Health Care	81,215,982			– 0	–	– 0	–	81,215,982
Communication Services	79,288,218			– 0	–	– 0	–	79,288,218
Consumer Discretionary	51,091,532			– 0	–	– 0	–	51,091,532
Consumer Staples	39,187,876			– 0	–	– 0	–	39,187,876
Energy	36,156,020			– 0	–	– 0	–	36,156,020
Utilities	16,725,634			– 0	–	– 0	–	16,725,634
Materials	13,240,638			– 0	–	– 0	–	13,240,638
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments	634,407,822			– 0	–	– 0	–	634,407,822
Liabilities:
Investment Companies	(34,270,370)			– 0	–	– 0	–	(34,270,370)
Common Stocks
Real Estate	(2,259,746)			– 0	–	– 0	–	(2,259,746)
Financials	(691,916)			– 0	–	– 0	–	(691,916)
Information Technology	(555,298)			– 0	–	– 0	–	(555,298)

Total Investments in Securities	1,418,438,363			– 0	–	4,616,482	(a)	1,423,054,845
Other Financial Instruments(b):
Assets	– 0	–		– 0	–	– 0	–	– 0	–
Liabilities:
Futures	(271,529)			– 0	–	– 0	–	(271,529	)(c)

Total	$1,418,166,834		$	– 0	–	$4,616,482	(a)	$1,422,783,316

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized

ABFunds.com	AB Select US Long/Short Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended June 30, 2026, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various

ABFunds.com	AB Select US Long/Short Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 Shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $108,706.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $215,312 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,812 from the sale of Class A shares and received $6 and 3,060 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $570,175 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee

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NOTES TO FINANCIAL STATEMENTS (continued)

from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $1,387,812.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$672,951		$1,533,912	$1,572,455	$643,408		$25,907
AB Government Money Market Portfolio*	– 0	–	9,707	9,707	– 0	–	00	**

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $102,492 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,740,720 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

ABFunds.com	AB Select US Long/Short Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026 were as follows:

	Purchases	Sales	Securities Sold Short		Covers on Securities Sold Short
Investment securities (excluding U.S. government securities)	$2,578,282,068	$2,767,943,324	$67,135,190		$41,547,520
U.S. government securities	980,132	3,013,900	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Securities Sold Short	Net Unrealized Appreciation
Cost of Investments	Appreciation on Investments	Depreciation on Investments
$ 1,426,055,910	$112,787,062	$(78,010,797)	$34,776,265	$(482,222)(a)	$34,294,043

(a)	Gross unrealized appreciation was $484,871 and gross unrealized depreciation was $(967,093), resulting in net unrealized depreciation of $(482,222).

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial

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NOTES TO FINANCIAL STATEMENTS (continued)

margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the year ended June 30, 2026, the Fund held futures for hedging purposes.

During the year ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Payable for variation margin on futures	$271,529	*

Total				$271,529

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(7,210,981)	$(271,529)

Total		$(7,210,981)	$(271,529)

ABFunds.com	AB Select US Long/Short Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2026:

Futures:
Average notional amount of sale contracts	$27,349,110	(a)

(a)	Positions were open for six months during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion

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NOTES TO FINANCIAL STATEMENTS (continued)

of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Select US Long/Short Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	AB Government Money Market Portfolio
								Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0	–	$	– 0	–	$835	$282	$202

*	As of June 30, 2026.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	930,700	1,077,880	$13,551,688	$15,911,748

Shares issued in reinvestment of dividends and distributions	859,829	461,412	11,874,244	6,731,991

Shares converted from Class C	248,945	178,544	3,606,599	2,620,424

Shares redeemed	(2,004,660)	(2,276,438)	(28,892,765)	(33,638,028)

Net increase (decrease)	34,814	(558,602)	$139,766	$(8,373,865)

Class C
Shares sold	128,383	257,101	$1,686,384	$3,443,541

Shares issued in reinvestment of distributions	165,201	101,370	2,010,501	1,323,892

Shares converted to Class A	(281,726)	(199,131)	(3,606,599)	(2,620,424)

Shares redeemed	(427,424)	(408,014)	(5,423,300)	(5,420,467)

Net decrease	(415,566)	(248,674)	$(5,333,014)	$(3,273,458)

Advisor Class
Shares sold	14,030,193	19,699,898	$211,942,348	$299,248,592

Shares issued in reinvestment of dividends and distributions	7,482,447	3,952,380	107,672,410	59,799,516

Shares redeemed	(21,042,687)	(20,654,781)	(318,579,769)	(315,457,009)

Net increase	469,953	2,997,497	$1,034,989	$43,591,099

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class I
Shares sold	33,599	613,498	$524,416	$9,299,276

Shares issued in reinvestment of dividends and distributions	366,964	149,909	5,306,303	2,278,622

Shares redeemed	(1,345,227)	(85,881)	(19,609,923)	(1,302,757)

Net increase (decrease)	(944,664)	677,526	$(13,779,204)	$10,275,141

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other

ABFunds.com	AB Select US Long/Short Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating

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NOTES TO FINANCIAL STATEMENTS (continued)

funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$48,224,171	$43,616,278
Net long-term capital gains	133,859,931	55,367,557

Total taxable distributions paid	$182,084,102	$98,983,835

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$42,127,399
Undistributed capital gains	48,747,710
Unrealized appreciation (depreciation)	34,303,735	(a)

Total accumulated earnings (deficit)	$125,178,844	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax deferral of losses on wash sales.

(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

ABFunds.com	AB Select US Long/Short Portfolio 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 14.89	$ 14.47	$ 12.62	$ 12.67	$ 14.91

Income From Investment Operations

Net investment income (loss)(a)(b)	.09	.11	(c)	.11	.07	(.11)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.31	1.34	1.89	.68	(.39)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.40	1.45	2.00	.75	(.50)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.07)	(.15)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)

Total dividends and distributions	(1.86)	(1.03)	(.15)	(.80)	(1.74)

Net asset value, end of period	$ 14.43	$ 14.89	$ 14.47	$ 12.62	$ 12.67

Total Return

Total investment return based on net asset value(e)(f)	9.97%	10.17	%(c)	16.11%	6.20%	(4.49)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,934	$116,022	$120,783	$110,152	$118,590

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.84%	1.83%	1.91%	1.91%	1.83%

Expenses, before waiver/reimbursements‡(g)(h)	1.93%	1.90%	1.96%	1.95%	1.86%

Net investment income (loss)(b)	.61%	.73	%(c)	.82%	.58%	(.78)%

Portfolio turnover rate (excluding securities sold short)	320%	293%	242%	372%	242%

Portfolio turnover rate (including securities sold short)	318%	296%	253%	382%	243%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying

portfolios	.10%	.07%	.05%	.05%	.03%

See footnote summary on page 31.

ABFunds.com	AB Select US Long/Short Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 13.28	$ 13.03	$ 11.32	$ 11.53	$ 13.82

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	(.00	)(c)	.01	(.02)	(.20)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16	1.21	1.70	.61	(.35)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.14	1.21	1.71	.59	(.55)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.00	)(d)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)

Total dividends and distributions	(1.75)	(.96)	(.00	)(d)	(.80)	(1.74)

Net asset value, end of period	$ 12.67	$ 13.28	$ 13.03	$ 11.32	$ 11.53

Total Return

Total investment return based on net asset value(e)(f)	9.14%	9.41	%(c)	15.12%	5.49%	(5.18)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,728	$19,908	$22,777	$28,672	$44,732

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	2.58%	2.58%	2.66%	2.65%	2.58%

Expenses, before waiver/reimbursements‡(g)(h)	2.68%	2.65%	2.71%	2.69%	2.61%

Net investment income (loss)(b)	(.14)%	(.03	)%(c)	.06%	(.21)%	(1.54)%

Portfolio turnover rate (excluding securities sold short)	320%	293%	242%	372%	242%

Portfolio turnover rate (including securities sold short)	318%	296%	253%	382%	243%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.10%	.07%	.05%	.05%	.03%

See footnote summary on page 31.

28 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 15.47	$ 14.99	$ 13.06	$ 13.06	$ 15.29

Income From Investment Operations

Net investment income (loss)(a)(b)	.13	.15	(c)	.15	.11	(.08)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37	1.40	1.96	.69	(.41)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.50	1.55	2.11	.80	(.49)

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.11)	(.18)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)

Total dividends and distributions	(1.90)	(1.07)	(.18)	(.80)	(1.74)

Net asset value, end of period	$ 15.07	$ 15.47	$ 14.99	$ 13.06	$ 13.06

Total Return

Total investment return based on net asset value(e)(f)	10.27%	10.48	%(c)	16.36%	6.49%	(4.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,323,492	$1,351,782	$1,264,716	$1,283,192	$1,506,544

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.59%	1.58%	1.66%	1.65%	1.58%

Expenses, before waiver/reimbursements‡(g)(h)	1.68%	1.65%	1.71%	1.70%	1.61%

Net investment income (loss)(b)	.86%	.99	%(c)	1.07%	.82%	(.53)%

Portfolio turnover rate (excluding securities sold short)	320%	293%	242%	372%	242%

Portfolio turnover rate (including securities sold short)	318%	296%	253%	382%	243%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying

portfolios	.10%	.07%	.05%	.05%	.03%

See footnote summary on page 31.

ABFunds.com	AB Select US Long/Short Portfolio 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 15.54	$ 15.06	$ 13.12	$ 13.11	$ 15.33

Income From Investment Operations

Net investment income (loss)(a)(b)	.14	.15	.15	.11	(.07)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37	1.40	1.98	.70	(.41)

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.51	1.55	2.13	.81	(.48)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.11)	(.19)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)

Total dividends and distributions	(1.91)	(1.07)	(.19)	(.80)	(1.74)

Net asset value, end of period	$ 15.14	$ 15.54	$ 15.06	$ 13.12	$ 13.11

Total Return

Total investment return based on net asset value(e)(f)	10.27%	10.55%	16.37%	6.54%	(4.22)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,017	$43,429	$31,880	$31,435	$34,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.53%	1.54%	1.62%	1.60%	1.55%

Expenses, before waiver/reimbursements‡(g)(h)	1.62%	1.61%	1.66%	1.65%	1.57%

Net investment income (loss)(b)	.91%	1.00%	1.12%	.89%	(.50)%

Portfolio turnover rate (excluding securities sold short)	320%	293%	242%	372%	242%

Portfolio turnover rate (including securities sold short)	318%	296%	253%	382%	243%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying

portfolios	.10%	.07%	.05%	.05%	.03%

See footnote summary on page 31.

30 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

During the year ended June 30, 2025, the Adviser reimbursed the Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund performance for the year ended June 30, 2024 by .01%.

(g)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense are:

	Year Ended June 30,
	2026	2025	2024	2023	2022
Class A
Net of waivers/reimbursements	1.79%	1.79%	1.83%	1.84%	1.83%
Before waivers/reimbursements	1.88%	1.86%	1.87%	1.88%	1.85%
Class C
Net of waivers/reimbursements	2.54%	2.54%	2.58%	2.58%	2.57%
Before waivers/reimbursements	2.63%	2.61%	2.62%	2.63%	2.60%
Advisor Class
Net of waivers/reimbursements	1.54%	1.54%	1.58%	1.59%	1.58%
Before waivers/reimbursements	1.63%	1.61%	1.62%	1.63%	1.61%
Class I
Net of waivers/reimbursements	1.48%	1.50%	1.53%	1.53%	1.54%
Before waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the for the years ended June 30, 2026, June 30, 2025, June 30, 2024, June 30, 2023 and June 30, 2022, such waiver amounted to .09%, .07%, .04%, .05% and .03%, respectively.

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Select US Long/Short Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Long/Short Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting

32 AB Select US Long/Short Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Select US Long/Short Portfolio 33

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026.

For corporate shareholders, 16.78% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 16.44% of dividends paid as qualified dividend income.

The Fund designated $133,859,931 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

34 AB Select US Long/Short Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Select US Long/Short Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve

ABFunds.com	AB Select US Long/Short Portfolio 35

investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the

36 AB Select US Long/Short Portfolio	ABFunds.com

quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not

ABFunds.com	AB Select US Long/Short Portfolio 37

unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions

38 AB Select US Long/Short Portfolio	ABFunds.com

and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to com-

ABFunds.com	AB Select US Long/Short Portfolio 39

pete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to

40 AB Select US Long/Short Portfolio	ABFunds.com

the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s

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willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology

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arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

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Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the

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Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

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NOTES

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NOTES

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NOTES

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AB SELECT US LONG/SHORT PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SULS-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President
Date: September 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: September 11, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: September 11, 2026